PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 99.5%
Asset-Backed Securities 23.1%
Automobiles 0.6%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-02A, Class A, 144A	2.020%	02/20/27		167	$166,470
Series 2023-04A, Class A, 144A	5.490	06/20/29		16,800	17,245,511

Bayview Opportunity Master Fund VII Trust, Series 2024-CAR1F, Class A, 144A	6.971	07/29/32		593	594,166
Ford Credit Auto Owner Trust,
Series 2021-01, Class C, 144A	1.910	10/17/33		1,400	1,392,508
Series 2023-01, Class C, 144A	5.580	08/15/35		4,412	4,511,165
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class B, 144A	3.950	11/14/28		735	734,374
Series 2023-01A, Class B, 144A	5.810	02/14/31		7,700	7,892,389
Series 2023-01A, Class C, 144A	6.140	02/14/31		3,400	3,491,723
Series 2025-01A, Class A, 144A	5.360	04/16/35		9,700	10,016,262

Santander Bank Auto Credit-Linked Notes, Series 2024-A, Class C, 144A	5.818	06/15/32		2,019	2,046,641
					48,091,209
Collateralized Loan Obligations 18.4%
AGL CLO Ltd. (Cayman Islands), Series 2021-15A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.871(c)	01/20/39		10,000	10,002,740
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)	5.102(c)	07/15/37		15,000	15,050,593
Anchorage Capital Europe CLO DAC (Ireland), Series 06A, Class ARR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.377(c)	10/22/38	EUR	13,000	15,434,914
Aurium CLO DAC (Ireland),
Series 08A, Class AR, 144A, 3 Month EURIBOR + 1.320% (Cap N/A, Floor 1.320%)	3.333(c)	10/16/38	EUR	13,000	15,474,276
Series 08A, Class BR, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.863(c)	10/16/38	EUR	18,218	21,750,894

Avoca Capital CLO Ltd. (Ireland), Series 10A, Class B1RR, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.366(c)	04/15/35	EUR	8,500	10,043,133
Avoca CLO DAC (Ireland), Series 11A, Class ARRR, 144A, 3 Month EURIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.306(c)	10/15/38	EUR	25,000	29,661,834
Bain Capital Credit CLO Ltd. (United Kingdom), Series 2022-04A, Class A1R, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.051(c)	10/16/37		15,000	15,055,165
Battalion CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1R, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	4.968(c)	03/09/34		15,000	15,014,932
Benefit Street Partners CLO Ltd. (Cayman Islands), Series 2020-21A, Class A1R2, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	01/15/39		15,250	15,315,224
Birch Grove CLO Ltd. (United Kingdom), Series 2023-07A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.928(c)	10/20/38		7,500	7,525,703
BlueMountain CLO Ltd. (Cayman Islands), Series 2020-30A, Class AR2, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	4.822(c)	04/15/35		9,500	9,508,635
BNPP AM Euro CLO DAC (Ireland), Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)	2.616(c)	04/15/31	EUR	6,452	7,623,157
Capital Four CLO DAC (Ireland), Series 06A, Class AR, 144A, 3 Month EURIBOR + 1.270% (Cap N/A, Floor 1.270%)	3.374(c)	01/25/38	EUR	25,500	30,241,478
Carlyle Euro CLO DAC (Ireland), Series 2019-01A, Class A2RA, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)	3.750(c)	03/15/32	EUR	17,450	20,726,899
Carlyle US CLO Ltd. (Cayman Islands), Series 2017-03A, Class A1R2, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.070(c)	10/21/37		8,000	8,031,348
CarVal CLO Ltd. (United Kingdom), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)	5.108(c)	07/20/37		22,000	22,077,000
CBAM Ltd. (Cayman Islands), Series 2018-05A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.812(c)	10/17/38		17,500	17,547,266
CIFC Funding Ltd. (Cayman Islands),
Series 2017-01A, Class ARR, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.220(c)	04/21/37		8,670	8,689,413
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.912(c)	10/15/38		7,500	7,529,580

Contego CLO DAC (Ireland), Series 05A, Class AR, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.216(c)	10/15/37	EUR	15,200	18,109,484

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown City CLO (Cayman Islands), Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)	5.010%(c)	04/20/35		8,750	$8,760,094
CVC Cordatus Loan Fund DAC (Ireland),
Series 08A, Class A1RR, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.866(c)	07/15/34	EUR	6,500	7,685,512
Series 14A, Class A1R, 144A, 3 Month EURIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.904(c)	05/22/32	EUR	2,186	2,591,692

Elevation CLO Ltd. (Cayman Islands), Series 2021-13A, Class BR, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.272(c)	07/15/34		14,000	14,029,945
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class BRR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.368(c)	10/20/37		10,000	10,067,415
Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.240% (Cap N/A, Floor 1.240%)	4.908(c)	03/22/38		35,000	35,130,270
Series 2025-05A, Class A, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.018(c)	03/31/38		17,500	17,599,750

Elmwood CLO Ltd., Series 2020-03A, Class ARR, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.048(c)	07/18/37		20,250	20,328,501
Gallatin CLO Ltd. (Bermuda), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	10/20/37		11,500	11,543,791
Generate CLO Ltd. (Cayman Islands), Series 08A, Class BR2, 144A, 3 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.418(c)	01/20/38		20,000	20,076,762
Golub Capital Partners CLO, Series 2023-70A, Class A1R, 144A, 3 Month SOFR + 1.120% (Cap N/A, Floor 1.120%)	4.788(c)	10/25/37		20,000	20,035,720
Golub Capital Partners CLO Ltd. (Cayman Islands), Series 2017-19RA, Class A1R3, 144A, 3 Month SOFR + 1.150% (Cap N/A, Floor 1.150%)	5.037(c)	10/20/36		9,500	9,518,867
Greywolf CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.109(c)	10/20/31		10	9,812
Harvest CLO DAC (Ireland), Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.480(c)	07/25/37	EUR	36,250	43,011,906
Henley CLO DAC (Ireland),
Series 03A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)	3.000(c)	12/25/35	EUR	3,250	3,857,385
Series 11A, Class A, 144A, 3 Month EURIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.230(c)	04/25/39	EUR	12,000	14,207,128
Series 14A, Class A, 144A, 3 Month EURIBOR + 1.330% (Cap N/A, Floor 1.330%)	3.360(c)	03/25/38	EUR	21,500	25,563,086

HPS Loan Management Ltd., Series 2025-26A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)	4.988(c)	07/20/38		20,000	20,107,700
ICG Euro CLO DAC (Ireland), Series 2023-01A, Class AR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.276(c)	10/19/38	EUR	31,000	36,748,621
Invesco Euro CLO DAC (Ireland), Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)	2.666(c)	07/15/31	EUR	4,169	4,939,025
Kings Park CLO Ltd. (Cayman Islands), Series 2021-01A, Class A1R, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.870(c)	01/21/39		6,500	6,522,105
KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	5.114(c)	01/15/31		88	88,202
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-28A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)	5.372(c)	01/15/38		25,000	25,174,660
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.168(c)	04/18/37		40,250	40,374,815
Series 2022-57A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)	4.950(c)	07/27/34		18,000	18,017,584

Magnetite Ltd. (Cayman Islands), Series 2024-42A, Class A1, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	4.978(c)	01/25/38		27,000	27,123,374
Marble Point CLO Ltd. (Cayman Islands), Series 2022-02A, Class A1RR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.858(c)	10/20/36		10,000	10,027,937
Market Street CLO Ltd. (Cayman Islands), Series 2025-02A, Class A1, 144A, 3 Month SOFR + 1.330% (Cap N/A, Floor 1.330%)	5.214(c)	03/20/38		13,500	13,557,120
Menlo CLO Ltd., Series 2025-03A, Class A, 144A, 3 Month SOFR + 1.300% (Cap N/A, Floor 1.300%)	5.194(c)	10/16/38		10,500	10,553,508
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)	3.654(c)	05/15/37	EUR	35,000	41,576,261
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)	3.396(c)	04/15/38	EUR	22,000	26,157,785

Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)	4.911(c)	10/12/30		626	626,189
Nassau Euro CLO DAC (Ireland), Series 04A, Class A1, 144A, 3 Month EURIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.516(c)	07/20/38	EUR	23,800	28,219,810
NGC Euro CLO DAC (Ireland), Series 05A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.236(c)	01/15/39	EUR	10,000	11,835,732

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R3, 144A, 3 Month SOFR + 1.310% (Cap N/A, Floor 1.310%)	5.047%(c)	03/20/38		18,500	$18,526,325
Series 2018-11BA, Class A1R, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)	5.118(c)	07/19/37		15,000	15,053,307

Obra CLO Ltd. (Cayman Islands), Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.480% (Cap N/A, Floor 1.480%)	5.148(c)	01/20/38		16,000	16,061,890
Octagon Alto Ltd. (Cayman Islands), Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)	4.808(c)	10/20/36		14,250	14,279,925
Octagon Ltd. (Cayman Islands), Series 2022-01A, Class A1R, 144A, 3 Month SOFR + 1.260% (Cap N/A, Floor 1.260%)	4.930(c)	07/21/35		7,000	7,024,477
OFSI BSL Ltd. (Cayman Islands), Series 2018-01A, Class AR, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)	4.862(c)	07/15/31		1,642	1,642,643
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	5.114(c)	10/15/34		15,000	15,000,000
Series 2019-02A, Class A1RR, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 1.050%)	0.010(c)	10/15/34		10,000	10,003,000

Pikes Peak CLO (Cayman Islands), Series 2025-18A, Class A1, 144A, 3 Month SOFR + 1.220% (Cap N/A, Floor 1.220%)	4.888(c)	04/20/38		6,500	6,522,098
Ravensdale Park CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)	3.200(c)	04/25/38	EUR	16,500	19,565,754
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)	5.218(c)	04/17/37		29,000	29,066,584
Rockford Tower Europe CLO DAC (Ireland),
Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.316(c)	07/15/38	EUR	16,000	18,972,143
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)	3.250(c)	10/25/37	EUR	25,260	30,029,533

Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.262%)	5.231(c)	05/07/31		78	77,583
Signal Harmonic CLO DAC (Ireland), Series 03A, Class A, 144A, 3 Month EURIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.434(c)	11/15/38	EUR	9,000	10,707,558
Signal Peak CLO Ltd. (Cayman Islands), Series 2020-08A, Class A1R, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)	5.058(c)	10/20/37		8,000	8,028,495
Silver Rock CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.420% (Cap N/A, Floor 1.420%)	5.088(c)	10/20/37		10,000	10,038,940
Sixth Street CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1R2, 144A, 3 Month SOFR + 1.200% (Cap N/A, Floor 1.200%)	4.868(c)	01/17/39		9,500	9,529,648
Sona Fios CLO DAC (Ireland),
Series 02A, Class A1, 144A, 3 Month EURIBOR + 1.550% (Cap N/A, Floor 1.550%)	3.614(c)	02/15/37	EUR	9,400	11,146,262
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.372(c)	08/25/38	EUR	9,000	10,689,486

Sound Point Euro CLO Funding DAC (Ireland), Series 04A, Class AR, 144A, 3 Month EURIBOR + 1.180% (Cap N/A, Floor 1.180%)	3.196(c)	04/15/39	EUR	19,600	23,373,145
St. Pauls CLO (Netherlands), Series 09A, Class A1R, 144A, 3 Month EURIBOR + 0.940% (Cap N/A, Floor 0.940%)	2.966(c)	07/20/35	EUR	14,000	16,566,886
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.860(c)	04/25/30	EUR	4,866	5,756,365
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)	2.761(c)	02/20/30	EUR	17,151	20,309,903

TCW CLO Ltd. (Cayman Islands), Series 2020-01A, Class A1R3, 144A, 3 Month SOFR + 1.050% (Cap N/A, Floor 0.000%)	4.718(c)	04/20/34		25,000	25,021,495
Tikehau CLO DAC (Ireland), Series 11A, Class AR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.406(c)	01/15/38	EUR	15,000	17,830,781
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	5.538(c)	01/20/36		25,000	25,020,787
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)	5.072(c)	03/15/38		21,500	21,627,983
Series 2023-02A, Class A1, 144A, 3 Month SOFR + 1.950% (Cap N/A, Floor 1.950%)	5.622(c)	01/15/36		14,000	14,018,217

Toro European CLO DAC (Ireland), Series 10A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.266(c)	04/15/38	EUR	27,500	32,519,674
Trinitas Euro CLO DAC (Ireland), Series 06A, Class BR, 144A, 3 Month EURIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.816(c)	01/15/39	EUR	7,500	8,930,131
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month SOFR + 1.522% (Cap N/A, Floor 1.260%)	5.194(c)	01/15/32		810	810,364
Series 2017-28AA, Class A1RR, 144A, 3 Month SOFR + 1.110% (Cap N/A, Floor 1.110%)	4.778(c)	10/20/34		25,000	25,025,887
					1,404,859,001

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 1.2%
Affirm Asset Securitization Trust,
Series 2024-A, Class 1C, 144A	6.160%	02/15/29	500	$500,806
Series 2024-B, Class B, 144A	4.880	09/15/29	2,000	2,004,653
Series 2024-B, Class C, 144A	5.060	09/15/29	1,500	1,503,118
Affirm Master Trust,
Series 2025-01A, Class A, 144A	4.990	02/15/33	14,100	14,241,833
Series 2025-01A, Class B, 144A	5.130	02/15/33	3,900	3,930,181
Series 2025-01A, Class C, 144A	5.280	02/15/33	6,400	6,451,385
Series 2025-03A, Class A, 144A	4.450	10/16/34	9,600	9,616,304
GreenSky Home Improvement Trust,
Series 2024-01, Class A3, 144A	5.550	06/25/59	500	512,170
Series 2024-01, Class A4, 144A	5.670	06/25/59	660	675,867

Island Finance Trust, Series 2025-01A, Class A, 144A	6.540	03/19/35	5,250	5,316,926
Lending Funding Trust, Series 2020-02A, Class A, 144A	2.320	04/21/31	413	408,183
Lendmark Funding Trust, Series 2021-01A, Class A, 144A	1.900	11/20/31	5,000	4,883,047
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	1,698	1,673,008
Series 2022-02A, Class D, 144A	6.550	10/14/34	6,870	6,906,086
Series 2023-01A, Class A, 144A	5.500	06/14/38	12,200	12,569,627
Series 2023-01A, Class D, 144A	7.490	06/14/38	100	105,582

Regional Management Issuance Trust, Series 2022-01, Class A, 144A	3.070	03/15/32	157	157,247
Sotheby’s Artfi Master Trust, Series 2026-01A, Class A1, 144A	4.800	06/20/33	7,800	7,802,438
Stream Innovations Issuer Trust,
Series 2024-02A, Class A, 144A	5.210	02/15/45	5,201	5,259,753
Series 2025-01A, Class A, 144A	5.050	09/15/45	6,832	6,896,887
				91,415,101
Equipment 0.1%
MetroNet Infrastructure Issuer LLC, Series 2025-02A, Class A2, 144A	5.400	08/20/55	10,700	10,858,711
Home Equity Loans 2.0%
Bear Stearns Asset-Backed Securities Trust, Series 2003-02, Class A31 Month SOFR + 1.614% (Cap 11.000%, Floor 1.500%)	5.287(c)	03/25/43	104	104,907
BRAVO Residential Funding Trust,
Series 2024-CES01, Class A1A, 144A	6.377(cc)	04/25/54	311	315,038
Series 2025-CES02, Class A1, 144A	4.960(cc)	07/26/55	6,955	6,972,767

COOPR Residential Mortgage Trust, Series 2025-CES03, Class A1A, 144A	4.840(cc)	09/25/60	11,980	12,000,447
EFMT, Series 2025-CES04, Class A1, 144A	5.431(cc)	06/25/60	6,347	6,407,706
GS Mortgage Backed Securities Trust, Series 2025-CES01, Class A1A, 144A	5.568(cc)	05/25/55	6,223	6,289,843
GS Mortgage-Backed Securities Trust, Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 1.500%)	5.197(c)	01/25/55	4,504	4,518,291
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.402(c)	03/20/54	220	221,199
Series 2023-HE03, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.303(c)	05/20/54	213	213,427
Series 2024-HE02, Class A1, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 0.000%)	4.902(c)	10/20/54	428	428,658

Morgan Stanley ABS Capital I, Inc. Trust, Series 2003-HE03, Class A31 Month SOFR + 1.154% (Cap N/A, Floor 1.040%)	4.827(c)	10/25/33	1,054	1,057,770
OBX Trust, Series 2025-HE01, Class A1, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 0.000%)	5.297(c)	02/25/55	9,097	9,142,334

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A	6.025%(cc)	02/25/44		963	$971,829
Series 2024-CES05, Class A1A, 144A	5.846(cc)	08/25/44		1,277	1,292,280
Series 2024-CES06, Class A1A, 144A	5.344(cc)	09/25/44		6,336	6,373,149
Series 2024-CES07, Class A1A, 144A	5.158(cc)	10/25/44		3,669	3,685,276
Series 2024-CES09, Class A1A, 144A	5.582(cc)	12/25/44		4,724	4,775,479
Series 2025-CES01, Class A1A, 144A	5.653(cc)	01/25/45		5,602	5,669,173
Series 2025-CES03, Class A1A, 144A	5.553(cc)	03/25/55		7,745	7,835,731
Series 2025-CES06, Class A1A, 144A	5.472(cc)	06/25/55		13,222	13,369,770
Series 2025-CES07, Class A1A, 144A	5.377(cc)	07/25/55		7,953	8,034,677
Series 2025-CES09, Class A1A, 144A	4.795(cc)	09/25/55		6,445	6,450,060
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63		1,224	1,238,840
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64		607	611,036
Series 2024-CES02, Class A1A, 144A	6.125(cc)	02/25/64		521	525,666
Series 2024-CES03, Class A1, 144A	6.290(cc)	05/25/64		1,955	1,979,658
Series 2024-CES05, Class A1, 144A	5.167(cc)	09/25/64		7,434	7,452,792
Series 2024-CES05, Class A2, 144A	5.202(cc)	09/25/64		4,350	4,361,373
Series 2025-CES01, Class A1, 144A	5.705(cc)	02/25/55		6,601	6,676,063
Series 2025-CES02, Class A1, 144A	5.348(cc)	07/25/65		6,945	6,995,777
Series 2025-CRM01, Class A1, 144A	5.799(cc)	01/25/65		6,062	6,134,916
Series 2025-FIX01, Class A1, 144A	4.968(cc)	09/25/65		9,224	9,235,542
					151,341,474
Other 0.8%
Capital Street Master Trust, Series 2024-01, Class A, 144A, 30 Day Average SOFR + 1.350% (Cap N/A, Floor 1.350%)	5.057(c)	10/16/28		7,200	7,199,978
GoodLeap Home Improvement Solutions Trust, Series 2025-01A, Class A, 144A	5.380	02/20/49		9,818	9,953,829
GoodLeap Sustainable Home Solutions Trust, Series 2024-01GS, Class A, 144A	6.250	06/20/57		2,412	2,346,030
Invitation Homes Trust, Series 2024-SFR01, Class C, 144A	4.250	09/17/41		5,700	5,572,245
PK Alift Loan Funding 7 LP, Series 2025-02, Class A, 144A	4.750	03/15/43		6,710	6,712,432
PMT Issuer Trust - FMSR, Series 2024-FT01, Class A, 144A, 1 Month SOFR + 2.750% (Cap N/A, Floor 2.750%)	6.423(c)	12/25/27		6,000	6,044,251
Sunrun Bacchus Issuer LLC, Series 2025-01A, Class A1, 144A	5.990	04/30/60		4,715	4,721,390
Sunrun Vesta Issuer LLC,
Series 2024-03A, Class A1, 144A	5.490	10/30/59		1,517	1,481,961
Series 2024-03A, Class A2, 144A	5.880	10/30/59		6,389	6,159,240

Tesla Sustainable Energy Trust, Series 2024-01A, Class A2, 144A	5.080	06/21/50		7,952	7,979,364
					58,170,720
Residential Mortgage-Backed Securities 0.0%
Countrywide Asset-Backed Certificates, Series 2003-BC02, Class 2A11 Month SOFR + 0.714% (Cap 13.875%, Floor 0.600%)	4.387(c)	06/25/33		11	10,787
Countrywide Asset-Backed Certificates Trust, Series 2004-04, Class 1A1 Month SOFR + 0.534% (Cap N/A, Floor 0.420%)	4.207(c)	08/25/34		1,045	1,030,400
LSF11 Boson Investments Sarl Compartment 2 (Spain), Series 2021-NPLA, Class A1, 144A, 3 Month EURIBOR + 2.000% (Cap N/A, Floor 0.000%)	4.047(c)	11/25/60	EUR	177	210,378
TFS (Spain),
Series 2018-03^	0.000(s)	04/16/40	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.250%^	5.185(c)	03/15/26	EUR	611	543,081
					1,794,647

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Student Loans 0.0%
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	0.000%	02/25/43	1,440	$187,989
Series 2018-C, Class A, 144A	0.000(cc)	08/25/43	301	287,860
Series 2018-D, Class A, 144A	0.000(cc)	11/25/43	564	539,131
Series 2019-A, Class R, 144A	0.000	10/25/48	731	324,628
				1,339,608

Total Asset-Backed Securities (cost $1,718,903,093)				1,767,870,471
Commercial Mortgage-Backed Securities 7.5%
Arbor Multifamily Mortgage Securities Trust, Series 2021-MF02, Class A4, 144A	2.252	06/15/54	9,000	8,098,001
BANK,
Series 2017-BNK06, Class A4	3.254	07/15/60	208	205,369
Series 2018-BN10, Class A4	3.428	02/15/61	4,532	4,475,982
Series 2019-BN17, Class A3	3.456	04/15/52	4,106	4,025,209
Series 2019-BN18, Class A3	3.325	05/15/62	1,800	1,744,823
Series 2019-BN24, Class A2	2.707	11/15/62	3,465	3,279,510
Series 2020-BN25, Class A3	2.391	01/15/63	2,883	2,836,780
Series 2020-BN29, Class A3	1.742	11/15/53	1,965	1,753,198
Series 2021-BN33, Class A4	2.270	05/15/64	10,400	9,465,189
Barclays Commercial Mortgage Securities Trust,
Series 2019-C05, Class A3	2.805	11/15/52	6,100	5,846,447
Series 2023-C20, Class A2	6.383(cc)	07/15/56	3,473	3,594,219
Series 2023-C21, Class A2	6.296(cc)	09/15/56	6,158	6,450,423
Series 2024-05C29, Class XA, IO	1.581(cc)	09/15/57	106,196	5,332,120
Series 2025-5C36, Class A3	5.517	08/15/58	9,350	9,749,979

BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	6,465	6,098,065
Benchmark Mortgage Trust,
Series 2018-B08, Class A4	3.963	01/15/52	780	775,100
Series 2019-B10, Class A3	3.455	03/15/62	3,055	2,987,341
Series 2020-B17, Class A4	2.042	03/15/53	3,400	3,113,390
Series 2020-B20, Class A3	1.945	10/15/53	10,000	9,441,553
Series 2020-B21, Class A4	1.704	12/17/53	2,000	1,802,896
Series 2020-B22, Class XB, IO, 144A	0.993(cc)	01/15/54	62,848	2,496,015
Series 2021-B26, Class A4	2.295	06/15/54	10,600	9,663,673
Series 2023-V02, Class A3	5.812(cc)	05/15/55	15,500	16,004,376
Series 2023-V03, Class A3	6.363(cc)	07/15/56	15,000	15,690,015
BFLD Mortgage Trust,
Series 2024-VICT, Class A, 144A, 1 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)	5.570(c)	07/15/41	3,500	3,515,313
Series 2024-WRHS, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.172(c)	07/15/39	2,596	2,597,214
BMO Mortgage Trust,
Series 2023-05C1, Class A3	6.534(cc)	08/15/56	13,000	13,593,668
Series 2023-C05, Class A2	6.518	06/15/56	10,792	11,099,383
Series 2023-C06, Class A2	6.644(cc)	09/15/56	11,726	12,285,094
Series 2024-C08, Class XB, IO	0.794(cc)	03/15/57	50,000	2,729,840

BOCA Commercial Mortgage Trust, Series 2025-BOCA, Class A, 144A, 1 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)	5.280(c)	12/15/42	12,600	12,678,750
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 144A	5.392(cc)	11/05/39	3,500	3,570,995
BX Commercial Mortgage Trust,
Series 2021-CIP, Class A, 144A, 1 Month SOFR + 1.035% (Cap N/A, Floor 0.921%)	4.715(c)	12/15/38	5,014	5,013,977
Series 2024-AIRC, Class A, 144A, 1 Month SOFR + 1.691% (Cap N/A, Floor 1.691%)	5.371(c)	08/15/41	7,545	7,561,590
Series 2025-BCAT, Class A, 144A, 1 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)	5.060(c)	08/15/42	13,033	13,048,965
BX Trust,
Series 2021-LGCY, Class B, 144A, 1 Month SOFR + 0.969% (Cap N/A, Floor 0.855%)	4.649(c)	10/15/36	9,580	9,574,013
Series 2021-LGCY, Class F, 144A, 1 Month SOFR + 2.063% (Cap N/A, Floor 1.949%)	5.743(c)	10/15/36	11,000	10,989,688
Series 2022-VAMF, Class E, 144A, 1 Month SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.380(c)	01/15/39	5,700	5,692,911

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BX Trust, (cont’d.)
Series 2025-ARIA, Class A, 144A	5.031%(cc)	12/13/42	14,350	$14,593,674
Series 2025-DIME, Class C, 144A, 1 Month SOFR + 1.750% (Cap N/A, Floor 1.750%)	5.430(c)	02/15/35	10,550	10,530,249
Series 2025-ROIC, Class A, 144A, 1 Month SOFR + 1.144% (Cap N/A, Floor 1.144%)	4.824(c)	03/15/30	17,286	17,301,719

BXMT Ltd. (Cayman Islands), Series 2025-FL05, Class A, 144A, 1 Month SOFR + 1.639% (Cap N/A, Floor 1.639%)	5.314(c)	10/18/42	6,515	6,523,040
CD Mortgage Trust,
Series 2017-CD04, Class A3	3.248	05/10/50	496	491,118
Series 2017-CD05, Class A3	3.171	08/15/50	795	783,212
Series 2017-CD06, Class A4	3.190	11/13/50	1,570	1,549,502

CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,584	1,572,485
Citigroup Commercial Mortgage Trust,
Series 2016-C02, Class A3	2.575	08/10/49	2,333	2,324,904
Series 2017-C04, Class A3	3.209	10/12/50	957	945,986
Series 2017-P07, Class XC, IO	0.326(cc)	04/14/50	16,000	46,000
Series 2018-C06, Class A3	4.145	11/10/51	4,866	4,863,321
Series 2019-GC43, Class A3	2.782	11/10/52	9,741	9,161,046
Commercial Mortgage Trust,
Series 2014-CR15, Class XB, IO, 144A	0.012(cc)	02/10/47	109,018	33
Series 2016-COR01, Class A3	2.826	10/10/49	642	638,112
Series 2017-COR02, Class A2	3.239	09/10/50	9,978	9,890,635
Series 2024-277P, Class A, 144A	6.338	08/10/44	2,800	2,949,833
Series 2024-277P, Class X, IO, 144A	0.661(cc)	08/10/44	9,200	214,955

Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	3,077	3,061,606
CSAIL Commercial Mortgage Trust,
Series 2018-CX12, Class A3	3.959	08/15/51	14,324	14,271,355
Series 2019-C15, Class A3	3.779	03/15/52	5,972	5,869,590
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	284	282,779
Series 2017-C06, Class A4	3.071	06/10/50	450	442,205
FHLMC Multifamily Structured Pass-Through Certificates,
Series K069, Class X1, IO	0.340(cc)	09/25/27	6,109	29,588
Series K090, Class X1, IO	0.706(cc)	02/25/29	97,061	1,922,449
Series K093, Class X1, IO	0.937(cc)	05/25/29	12,024	310,841
Series K101, Class X1, IO	0.826(cc)	10/25/29	18,408	490,179
Series K122, Class X1, IO	0.867(cc)	11/25/30	36,721	1,263,983
Series K1513, Class X1, IO	0.850(cc)	08/25/34	30,333	1,502,250
Series K735, Class X1, IO	0.958(cc)	05/25/26	6,327	9,958
Series Q001, Class XA, IO	2.060(cc)	02/25/32	11,633	667,739

GS Mortgage Securities Corp. Trust, Series 2024-RVR, Class A, 144A	5.372(cc)	08/10/41	12,200	12,365,482
GS Mortgage Securities Trust,
Series 2017-GS06, Class A2	3.164	05/10/50	762	753,062
Series 2017-GS07, Class A3	3.167	08/10/50	1,180	1,167,621
Series 2017-GS08, Class A3	3.205	11/10/50	1,400	1,381,912
Series 2019-GC38, Class A3	3.703	02/10/52	6,950	6,858,693
JPMDB Commercial Mortgage Securities Trust,
Series 2017-C05, Class A4	3.414	03/15/50	2,458	2,433,993
Series 2017-C07, Class A4	3.147	10/15/50	1,023	1,008,296

JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31	2,310	421,552
MHP, Series 2022-MHIL, Class E, 144A, 1 Month SOFR + 2.611% (Cap N/A, Floor 2.611%)	6.291(c)	01/15/39	2,560	2,560,800
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C30, Class A4	2.600	09/15/49	3,524	3,511,742
Series 2017-C33, Class A4	3.337	05/15/50	1,200	1,189,992
Morgan Stanley Capital I Trust,
Series 2017-H01, Class A4	3.259	06/15/50	1,100	1,090,437
Series 2017-HR02, Class A3	3.330	12/15/50	1,980	1,949,812
Series 2018-H04, Class A3	4.043	12/15/51	1,324	1,314,289

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
Morgan Stanley Capital I Trust, (cont’d.)
Series 2019-H06, Class A3	3.158%	06/15/52		1,351	$1,308,639
Series 2021-L07, Class A4	2.322	10/15/54		11,000	9,850,784

MSWF Commercial Mortgage Trust, Series 2023-01, Class A2	6.451	05/15/56		21,000	21,868,115
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 144A	3.885	08/15/38		4,750	4,647,401
New York City Housing Development Corp., Series 2024-08SPR, Class A	5.458	12/15/43		15,150	15,469,501
NRTH Commercial Mortgage Trust, Series 2025-PARK, Class A, 144A, 1 Month SOFR + 1.393% (Cap N/A, Floor 1.393%)	5.073(c)	10/15/40		14,400	14,445,000
ONE Mortgage Trust, Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)	5.294(c)	03/15/36		5,000	4,990,279
ROCK Trust,
Series 2024-CNTR, Class C, 144A	6.471	11/13/41		3,400	3,537,841
Series 2024-CNTR, Class D, 144A	7.109	11/13/41		7,820	8,238,833

Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, SONIA + 2.169% (Cap N/A, Floor 1.500%)	5.911(c)	01/23/32	GBP	7,846	10,869,602
TCO Commercial Mortgage Trust, Series 2024-DPM, Class A, 144A, 1 Month SOFR + 1.243% (Cap N/A, Floor 1.243%)	4.923(c)	12/15/39		7,960	7,979,900
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50		369	365,520
Series 2017-C07, Class A3	3.418	12/15/50		1,406	1,390,995
Series 2018-C08, Class A3	3.720	02/15/51		2,160	2,137,890
Series 2018-C10, Class A3	4.048	05/15/51		1,196	1,192,829
Series 2018-C14, Class A3	4.180	12/15/51		2,353	2,353,672

WCORE Commercial Mortgage Trust, Series 2024-CORE, Class A, 144A, 1 Month SOFR + 1.492% (Cap N/A, Floor 1.492%)	5.172(c)	11/15/41		17,390	17,417,172
Wells Fargo Commercial Mortgage Trust,
Series 2016-LC24, Class A3	2.684	10/15/49		1,097	1,089,764
Series 2017-C39, Class A4	3.157	09/15/50		1,384	1,362,815
Series 2017-C40, Class A3	3.317	10/15/50		350	345,622
Series 2017-RB01, Class A4	3.374	03/15/50		610	604,851
Series 2018-C43, Class XB, IO	0.301(cc)	03/15/51		51,500	356,040
Series 2018-C46, Class XB, IO	0.355(cc)	08/15/51		104,789	918,182
Series 2020-C56, Class A4	2.194	06/15/53		2,876	2,686,407
Series 2021-FCMT, Class E, 144A, 1 Month SOFR + 4.614% (Cap N/A, Floor 4.500%)	8.295(c)	05/15/31		7,000	7,005,476
Series 2025-5C6, Class A3	5.186	10/15/58		19,295	19,858,615

WEST Trust, Series 2025-ROSE, Class A, 144A	5.275(cc)	04/10/35		8,080	8,200,778

Total Commercial Mortgage-Backed Securities (cost $576,620,871)					571,885,626
Corporate Bonds 25.1%
Aerospace & Defense 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26		40,513	40,513,000
Sr. Unsec’d. Notes	2.250	06/15/26		80	79,466
Sr. Unsec’d. Notes	2.750	02/01/26		90	90,000
Sr. Unsec’d. Notes	3.250	02/01/28		9,944	9,796,485
Sr. Unsec’d. Notes	3.625	02/01/31		3,940	3,797,713
Sr. Unsec’d. Notes(a)	6.298	05/01/29		2,225	2,363,437
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28		1,959	1,961,449
Sr. Unsec’d. Notes, 144A	7.500	02/01/29		100	103,750

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	4.400	06/15/28		50	50,358

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)
RTX Corp.,
Sr. Unsec’d. Notes	3.125%	05/04/27	20	$19,814
Sr. Unsec’d. Notes	7.200	08/15/27	30	31,457
				58,806,929
Agriculture 0.3%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	140	134,866
Gtd. Notes(a)	5.350	08/15/32	5,925	6,146,944

BAT International Finance PLC (United Kingdom), Gtd. Notes	4.448	03/16/28	70	70,508
Cargill, Inc., Sr. Unsec’d. Notes, 144A, MTN	7.410	06/18/27	1,773	1,840,302
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	3.875	07/26/29	1,655	1,626,454
Gtd. Notes, 144A, MTN	5.500	02/01/30	4,515	4,679,794

Philip Morris International, Inc., Sr. Unsec’d. Notes(h)	4.250	10/29/32	5,710	5,615,761
				20,114,629
Airlines 0.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(a)	5.750	04/20/29	1,400	1,413,563
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Sec’d. Notes, 144A	4.750	10/20/28	21,801	21,920,117
Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	3,365	3,405,805
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	69	68,592
United Airlines Holdings, Inc., Gtd. Notes	5.375	03/01/31	3,125	3,156,701
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375	04/15/26	2,370	2,368,259
Sr. Sec’d. Notes, 144A	4.625	04/15/29	749	748,265
				33,081,302
Apparel 0.1%
Gildan Activewear, Inc. (Canada), Gtd. Notes, 144A	4.700	10/07/30	1,970	1,962,690
Kontoor Brands, Inc., Gtd. Notes, 144A	4.125	11/15/29	7,408	7,027,372
				8,990,062
Auto Manufacturers 1.2%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	12,800	12,694,643
Sr. Unsec’d. Notes	2.900	02/16/28	575	556,463
Sr. Unsec’d. Notes	3.625	06/17/31	7,385	6,823,533
Sr. Unsec’d. Notes	4.950	05/28/27	3,000	3,017,151
Sr. Unsec’d. Notes(a)	5.113	05/03/29	6,800	6,853,014
Sr. Unsec’d. Notes	6.800	05/12/28	3,050	3,190,848
Sr. Unsec’d. Notes	6.950	03/06/26	1,275	1,275,264
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	35	34,898
Sr. Unsec’d. Notes	1.500	06/10/26	335	332,113
Sr. Unsec’d. Notes	2.400	04/10/28	6,635	6,401,742
Sr. Unsec’d. Notes	5.000	04/09/27	70	70,687

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
General Motors Financial Co., Inc., (cont’d.)
Sr. Unsec’d. Notes	5.050%	04/04/28	7,036	$7,173,529
Sr. Unsec’d. Notes	5.350	07/15/27	1,177	1,197,663
Sr. Unsec’d. Notes	5.400	04/06/26	335	335,862
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	2.100	09/15/28	6,130	5,812,970
Sr. Unsec’d. Notes, 144A	2.375	10/15/27	55	53,464
Sr. Unsec’d. Notes, 144A	3.500	11/02/26	105	104,455
Sr. Unsec’d. Notes, 144A	4.550	09/26/29	4,180	4,210,381
Sr. Unsec’d. Notes, 144A	5.600	03/30/28	30	30,849
Sr. Unsec’d. Notes, 144A, MTN	1.500	06/15/26	25	24,748
Sr. Unsec’d. Notes, 144A, MTN	1.800	01/10/28	15	14,353
Sr. Unsec’d. Notes, 144A, MTN	2.000	06/15/28	30	28,519

Nissan Motor Acceptance Co. LLC, Sr. Unsec’d. Notes, 144A, MTN	5.300	09/13/27	7,365	7,383,872
Stellantis Finance US, Inc.,
Gtd. Notes, 144A	2.691	09/15/31	2,815	2,477,930
Gtd. Notes, 144A(a)	5.750	03/18/30	1,180	1,216,425
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	5,520	5,598,525
Gtd. Notes, 144A	5.050	03/27/28	15,570	15,785,275
				92,699,176
Auto Parts & Equipment 0.1%
Aptiv Swiss Holdings Ltd., Gtd. Notes	6.875(ff)	12/15/54	440	455,261
Clarios Global LP/Clarios US Finance Co., Sr. Sec’d. Notes, 144A	6.750	02/15/30	500	522,350
Phinia, Inc., Sr. Sec’d. Notes, 144A	6.750	04/15/29	755	781,633
Qnity Electronics, Inc., Sr. Sec’d. Notes, 144A	5.750	08/15/32	1,215	1,237,151
Tenneco, Inc., Sr. Sec’d. Notes, 144A	8.000	11/17/28	7,100	7,139,400
				10,135,795
Banks 5.9%
Banco do Brasil SA (Brazil), Sr. Unsec’d. Notes, 144A(a)	4.875	01/11/29	850	847,450
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	2,800	2,899,050
Sr. Non-Preferred Notes	5.552(ff)	03/14/28	13,600	13,807,452

Bank Negara Indonesia Persero Tbk PT (Indonesia), Sub. Notes, EMTN	3.750	03/30/26	17,155	17,112,112
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	2,780	2,549,023
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	530	526,752
Sr. Unsec’d. Notes, MTN	1.898(ff)	07/23/31	1,665	1,498,311
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	7,530	7,017,495
Sr. Unsec’d. Notes, MTN	3.194(ff)	07/23/30	1,350	1,305,541
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	675	673,912
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	2,325	2,335,010
Sr. Unsec’d. Notes, Series N	2.651(ff)	03/11/32	8,620	7,908,009
Sub. Notes, MTN	4.450	03/03/26	6,500	6,501,841

Bank of New York Mellon Corp. (The), Jr. Sub. Notes, Series F	4.625(ff)	09/20/26(oo)	125	124,435
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	2.279(ff)	11/24/27	335	330,139
Sr. Unsec’d. Notes	4.476(ff)	11/11/29	9,645	9,694,744

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Barclays PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes	4.837%(ff)	09/10/28	11,045	$11,165,870
Sr. Unsec’d. Notes	5.086(ff)	02/25/29	3,155	3,213,810
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	2.871(ff)	04/19/32	4,415	4,031,437
Sr. Non-Preferred Notes, 144A, MTN	3.500	11/16/27	4,255	4,209,500
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	5,230	5,357,874
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A	4.375	10/01/30	1,800	1,794,724
Sr. Unsec’d. Notes, 144A	5.750	05/05/26	6,201	6,225,092
Sr. Unsec’d. Notes, 144A	5.875	04/30/29	1,200	1,259,875
Citigroup, Inc.,
Jr. Sub. Notes, Series EE	6.750(ff)	02/15/30(oo)	4,075	4,148,555
Jr. Sub. Notes, Series GG	6.875(ff)	08/15/30(oo)	10,441	10,669,289
Jr. Sub. Notes, Series X	3.875(ff)	02/18/26(oo)	6,615	6,606,766
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	2,685	2,434,272
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,415	1,325,478
Sr. Unsec’d. Notes	3.200	10/21/26	1,695	1,687,121
Sr. Unsec’d. Notes(a)	3.980(ff)	03/20/30	1,085	1,076,329
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	24,120	24,325,274
Sub. Notes	4.450	09/29/27	6,500	6,543,154
Sub. Notes	4.600	03/09/26	165	165,075

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A	5.230(ff)	01/09/29	12,850	13,102,258
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	4.950(ff)	08/04/31	23,485	23,725,416
Sr. Non-Preferred Notes	5.297(ff)	05/09/31	6,625	6,780,008
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series V	4.125(ff)	11/10/26(oo)	3,095	3,069,990
Sr. Unsec’d. Notes	2.383(ff)	07/21/32	9,335	8,348,542
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	2,640	2,403,580
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	275	273,289
Sr. Unsec’d. Notes	3.850	01/26/27	800	800,057
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,075	1,077,231
Sr. Unsec’d. Notes	4.369(ff)	10/21/31	4,140	4,117,878
Sr. Unsec’d. Notes	4.692(ff)	10/23/30	7,200	7,299,028
Sr. Unsec’d. Notes(a)	6.484(ff)	10/24/29	8,600	9,104,354

Hamburg Commercial Bank AG (Germany), Sub. Notes, EMTN, SOFR + 0.667%	4.350(c)	03/21/31	5,000	4,817,429
ING Groep NV (Netherlands), Sr. Unsec’d. Notes	4.858(ff)	03/25/29	7,285	7,394,818
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II, 3 Month SOFR + 2.745%	6.406(c)	04/01/26(oo)	4,510	4,526,422
Sr. Unsec’d. Notes	2.069(ff)	06/01/29	6,015	5,751,340
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	375	371,359
Sr. Unsec’d. Notes	3.782(ff)	02/01/28	4,500	4,491,046
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	1,550	1,548,676
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	6,920	6,985,836
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	5,985	6,235,380

KBC Group NV (Belgium), Sr. Unsec’d. Notes, 144A	4.932(ff)	10/16/30	5,005	5,098,189
KeyCorp, Sr. Unsec’d. Notes, MTN(a)	2.550	10/01/29	2,460	2,327,797
Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.750	01/11/27	800	799,478
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.309(ff)	07/20/32	6,285	5,606,275
Morgan Stanley,
Sr. Unsec’d. Notes	4.493(ff)	01/16/32	20,910	20,893,557
Sr. Unsec’d. Notes(a)	4.654(ff)	10/18/30	4,955	5,015,681

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sr. Unsec’d. Notes(a)	5.192%(ff)	04/17/31		2,625	$2,702,929
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32		7,920	7,024,169
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29		4,280	4,256,762
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30		1,150	1,157,699
Sr. Unsec’d. Notes, MTN(a)	1.794(ff)	02/13/32		3,295	2,891,553
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32		3,905	3,430,726
Sr. Unsec’d. Notes, MTN	2.511(ff)	10/20/32		1,680	1,507,195
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28		640	635,823
Sub. Notes, GMTN	4.350	09/08/26		5,505	5,516,098

Morgan Stanley Private Bank NA, Sr. Unsec’d. Notes	4.734(ff)	07/18/31		15,295	15,494,099
PNC Bank NA, Sub. Notes	4.050	07/26/28		350	350,039
Rheinland-Pfalz Bank (Germany), Sub. Notes, 144A	6.875(cc)	02/23/28		10,000	10,446,779
Santander UK Group Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	1.673(ff)	06/14/27		335	331,906
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A, MTN	5.250	02/19/27		8,055	8,144,460
Sr. Non-Preferred Notes, 144A, MTN	5.500(ff)	04/13/29		11,465	11,739,441

Truist Financial Corp., Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29		3,365	3,622,034
UBS Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.091(ff)	05/14/32		3,510	3,251,078
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29		11,845	12,506,321
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31		2,575	2,405,221
Sr. Unsec’d. Notes, MTN	5.707(ff)	04/22/28		17,850	18,209,347
					448,959,364
Biotechnology 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes	2.200	02/21/27		30	29,486
Sr. Unsec’d. Notes	5.150	03/02/28		335	342,894
					372,380
Building Materials 0.3%
Camelot Return Merger Sub, Inc., Sr. Sec’d. Notes, 144A	8.750	08/01/28		2,775	2,154,304
Cemex SAB de CV (Mexico), Gtd. Notes	3.125	03/19/26	EUR	1,000	1,182,387
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27		2,239	1,966,685
Lennox International, Inc., Gtd. Notes	1.700	08/01/27		30	29,013
Quikrete Holdings, Inc., Sr. Sec’d. Notes, 144A	6.375	03/01/32		2,100	2,178,050
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.375	07/15/30		4,527	4,371,796
Sr. Unsec’d. Notes, 144A	4.750	01/15/28		2,000	1,990,744

Vulcan Materials Co., Sr. Unsec’d. Notes(a)	4.950	12/01/29		7,580	7,775,443
					21,648,422
Chemicals 0.3%
Braskem Netherlands Finance BV (Brazil),
Gtd. Notes	4.500	01/10/28		2,000	908,000

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Braskem Netherlands Finance BV (Brazil), (cont’d.)
Gtd. Notes, 144A	4.500%	01/10/28		900	$408,600
Gtd. Notes, 144A	4.500	01/31/30		1,457	618,788
Gtd. Notes, 144A	8.500	01/12/31		6,121	2,616,727

Celanese US Holdings LLC, Gtd. Notes	6.850	11/15/28		655	687,698
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28		335	340,705
OCP SA (Morocco),
Sr. Unsec’d. Notes, 144A	3.750	06/23/31		407	378,103
Sr. Unsec’d. Notes, 144A	6.750	05/02/34		3,296	3,530,972
Olympus Water US Holding Corp.,
Sr. Sec’d. Notes, 144A	7.250	06/15/31		4,600	4,715,754
Sr. Unsec’d. Notes, 144A	6.250	10/01/29		1,000	982,591
Sasol Financing USA LLC (South Africa),
Gtd. Notes	4.375	09/18/26		1,020	1,011,508
Gtd. Notes	6.500	09/27/28		600	596,436

Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	06/01/27		45	44,730
Syensqo Finance America LLC (Belgium), Gtd. Notes, 144A	5.650	06/04/29		5,705	5,904,779
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.800	06/06/26		335	333,225
					23,078,616
Coal 0.0%
Coronado Finance Pty Ltd. (Australia), Sr. Sec’d. Notes, 144A	9.250	10/01/29		2,725	2,575,125
Commercial Services 0.6%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Sr. Unsec’d. Notes, 144A	6.000	06/01/29		1,200	1,189,922
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A	4.625	06/01/28		4,400	4,332,812
Sr. Sec’d. Notes, 144A	4.625	06/01/28		1,925	1,901,784

Alta Equipment Group, Inc., Sec’d. Notes, 144A	9.000	06/01/29		1,595	1,522,357
AMN Healthcare, Inc., Gtd. Notes, 144A(a)	4.000	04/15/29		5,275	5,045,158
Brink’s Co. (The), Gtd. Notes, 144A	4.625	10/15/27		2,246	2,243,415
DCLI Bidco LLC, Second Mortgage, 144A	7.750	11/15/29		4,434	4,515,592
DP World Ltd. (United Arab Emirates), Sr. Unsec’d. Notes, 144A	2.375	09/25/26	EUR	1,614	1,905,981
Equifax, Inc., Sr. Unsec’d. Notes	5.100	06/01/28		330	337,046
ERAC USA Finance LLC, Gtd. Notes, 144A	4.600	05/01/28		335	339,414
Georgetown University (The), Unsec’d. Notes, Series A	5.215	10/01/2118		785	687,806
Global Payments, Inc.,
Sr. Unsec’d. Notes	2.150	01/15/27		80	78,607
Sr. Unsec’d. Notes	4.450	06/01/28		85	85,343
Sr. Unsec’d. Notes	4.500	11/15/28		9,325	9,364,915
Herc Holdings, Inc.,
Gtd. Notes, 144A	5.750	03/15/31		4,045	4,071,764
Gtd. Notes, 144A	7.000	06/15/30		2,845	2,984,758

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Mavis Tire Express Services Topco Corp., Sr. Unsec’d. Notes, 144A	6.500%	05/15/29		2,347	$2,343,203
Williams Scotsman, Inc., Sr. Sec’d. Notes, 144A	6.625	06/15/29		1,700	1,756,351
					44,706,228
Computers 0.1%
Dell International LLC/EMC Corp., Sr. Unsec’d. Notes	6.020	06/15/26		25	25,068
Genpact Luxembourg Sarl/Genpact USA, Inc., Gtd. Notes	1.750	04/10/26		170	169,182
Hewlett Packard Enterprise Co., Sr. Unsec’d. Notes	4.450	09/25/26		8,165	8,190,239
NCR Atleos Corp., Sr. Sec’d. Notes, 144A	9.500	04/01/29		971	1,040,277
					9,424,766
Diversified Financial Services 1.0%
Blackstone Private Credit Fund, Sr. Sec’d. Notes^	5.610	05/03/27		2,925	2,933,588
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28		2,880	3,066,660
Capital One Financial Corp.,
Sr. Unsec’d. Notes	4.927(ff)	05/10/28		35	35,360
Sr. Unsec’d. Notes	7.149(ff)	10/29/27		4,450	4,545,980

CPPIB Capital, Inc. (Canada), Gtd. Notes, 144A, MTN	2.750	11/02/27		250	246,115
GGAM Finance Ltd. (Ireland), Gtd. Notes, 144A	8.000	02/15/27		4,000	4,061,200
goeasy Ltd. (Canada), Sr. Unsec’d. Notes, 144A(a)	7.625	07/01/29		1,325	1,309,762
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%^(x)	7.460(c)	05/31/26(d)		9,290	8,268,206
Jefferies Finance LLC/JFIN Co-Issuer Corp., Sr. Unsec’d. Notes, 144A	5.000	08/15/28		750	727,040
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27		3,040	3,096,340
Gtd. Notes	6.750	11/17/28		1,710	1,818,894
Gtd. Notes, 144A	4.625	11/15/27		110	109,987

OMERS Finance Trust (Canada), Gtd. Notes, 144A	5.500	11/15/33		7,850	8,378,840
OneMain Finance Corp.,
Gtd. Notes	3.500	01/15/27		745	735,693
Gtd. Notes	3.875	09/15/28		800	777,990
Gtd. Notes	6.625	05/15/29		3,075	3,174,938
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A	4.250	02/15/29		6,400	6,153,931
Gtd. Notes, 144A	7.875	12/15/29		5,000	5,267,573
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, 144A, MTN	6.150	12/06/28		200	209,320
Sr. Unsec’d. Notes, GMTN	1.841	09/21/28	EUR	1,460	1,664,380

PRA Group, Inc., Gtd. Notes, 144A	8.375	02/01/28		2,165	2,185,889
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
Gtd. Notes, 144A	2.875	10/15/26		6,575	6,487,532
Gtd. Notes, 144A	3.875	03/01/31		6,675	6,260,431

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Synchrony Financial, Sr. Unsec’d. Notes(a)	5.019%(ff)	07/29/29	2,795	$2,825,919
				74,341,568
Electric 1.6%
AEP Texas, Inc., Sr. Unsec’d. Notes	3.950	06/01/28	35	34,907
AES Corp. (The), Sr. Unsec’d. Notes	5.450	06/01/28	250	256,618
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365(cc)	06/15/26	3,220	3,236,691
Alliant Energy Finance LLC, Gtd. Notes, 144A	5.400	06/06/27	3,965	4,019,276
Ameren Corp., Sr. Unsec’d. Notes	3.650	02/15/26	170	169,943
Black Hills Corp., Sr. Unsec’d. Notes	5.950	03/15/28	25	25,908
Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,775	1,774,230
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	1.450	06/01/26	25	24,793
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	3,011	3,002,569
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	2,375	2,375,557
Sr. Unsec’d. Notes, 144A	5.000	02/01/31	1,950	1,977,008

Duke Energy Corp., Sr. Unsec’d. Notes	4.300	03/15/28	115	115,777
Enel Finance International NV (Italy), Gtd. Notes, 144A	5.125	06/26/29	12,260	12,569,050
Eskom Holdings (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28	2,389	2,465,448
Gov’t. Gtd. Notes, MTN	6.350	08/10/28	5,213	5,379,816
Sr. Unsec’d. Notes, MTN	8.450	08/10/28	4,746	5,078,220
Eversource Energy,
Sr. Unsec’d. Notes	2.900	03/01/27	125	123,496
Sr. Unsec’d. Notes	4.750	05/15/26	160	160,347
Sr. Unsec’d. Notes	5.450	03/01/28	150	153,966
Sr. Unsec’d. Notes, Series M	3.300	01/15/28	25	24,643

FirstEnergy Pennsylvania Electric Co., Sr. Unsec’d. Notes, 144A	3.250	03/15/28	90	88,310
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series FSA	8.250	04/15/26	445	448,671
Local Gov’t. Gtd. Notes, Series FSA	8.625	06/15/29	108	123,295
Local Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	70	72,690
Local Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	1,158	1,330,577
Local Gov’t. Gtd. Notes, Series MBIA	8.250	01/15/27	395	410,178
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	5,320	5,265,151
Sr. Sec’d. Notes, EMTN	7.750	12/15/27	2,000	2,108,600

MVM Energetika Zrt (Hungary), Sr. Unsec’d. Notes	7.500	06/09/28	4,980	5,252,456
Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	1,640	1,579,765
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	3.550	05/01/27	335	333,413
Gtd. Notes	4.625	07/15/27	185	186,884
Gtd. Notes	4.685	09/01/27	8,330	8,424,174

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
NRG Energy, Inc.,
Gtd. Notes	5.750%	01/15/28		4,350	$4,352,422
Gtd. Notes, 144A(a)	3.375	02/15/29		2,449	2,347,600
Gtd. Notes, 144A	5.250	06/15/29		625	626,764
Gtd. Notes, 144A	5.750	07/15/29		2,525	2,534,017
Jr. Sub. Notes, 144A	10.250(ff)	03/15/28(oo)		2,300	2,527,206
Pacific Gas & Electric Co.,
First Mortgage	3.300	12/01/27		175	172,562
First Mortgage	5.000	06/04/28		15,520	15,804,009

Southern Co. (The), Sr. Unsec’d. Notes	3.250	07/01/26		220	219,524
Vistra Corp.,
Jr. Sub. Notes, 144A	7.000(ff)	12/15/26(oo)		1,425	1,446,029
Jr. Sub. Notes, 144A	8.000(ff)	10/15/26(oo)		5,125	5,218,990
Vistra Operations Co. LLC,
Gtd. Notes, 144A	4.375	05/01/29		1,200	1,185,844
Gtd. Notes, 144A	5.000	07/31/27		5,091	5,094,316
Gtd. Notes, 144A	5.625	02/15/27		6,450	6,452,255
Sr. Sec’d. Notes, 144A	3.700	01/30/27		30	29,873
Sr. Sec’d. Notes, 144A	4.600	10/15/30		3,290	3,278,183

VoltaGrid LLC, Sec’d. Notes, 144A	7.375	11/01/30		3,720	3,769,740
Xcel Energy, Inc., Sr. Unsec’d. Notes	4.000	06/15/28		60	60,028
					123,711,789
Electrical Components & Equipment 0.1%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	6.375	03/15/29		730	753,010
Gtd. Notes, 144A	6.625	03/15/32		540	564,537
Gtd. Notes, 144A	7.250	06/15/28		2,425	2,455,612
					3,773,159
Electronics 0.0%
TD SYNNEX Corp., Sr. Unsec’d. Notes	1.750	08/09/26		30	29,598
Engineering & Construction 0.2%
Cellnex Finance Co. SA (Spain), Gtd. Notes, EMTN	2.000	02/15/33	EUR	3,800	4,043,582
Cellnex Telecom SA (Spain), Sr. Unsec’d. Notes, EMTN	1.750	10/23/30	EUR	2,400	2,673,410
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	4.250	10/27/27		200	197,534
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29		920	962,619
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	4.250	10/31/26		3,509	3,501,456
Sr. Sec’d. Notes, 144A	3.875	04/30/28		1,560	1,526,413
Sr. Sec’d. Notes, 144A	4.250	10/31/26		3,796	3,787,839

TopBuild Corp., Gtd. Notes, 144A	3.625	03/15/29		2,100	2,036,183
					18,729,036
Entertainment 0.3%
Caesars Entertainment, Inc., Gtd. Notes, 144A(a)	4.625	10/15/29		12,490	11,991,356

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Jacobs Entertainment, Inc., Sr. Unsec’d. Notes, 144A	6.750%	02/15/29		1,525	$1,505,870
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., Sr. Sec’d. Notes, 144A	4.875	05/01/29		5,350	5,254,656
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A	4.125	07/01/29		2,300	2,136,653
Sr. Unsec’d. Notes, 144A	5.625	01/15/27		4,250	4,242,529
					25,131,064
Foods 1.3%
Albertson’s Cos., Inc., Sr. Unsec’d. Notes, 144A	5.625	03/31/32		4,175	4,170,511
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	4.625	01/15/27		7,265	7,263,156
Gtd. Notes, 144A	5.500	03/31/31		525	526,905
Gtd. Notes, 144A	6.500	02/15/28		1,750	1,778,425
B&G Foods, Inc.,
Gtd. Notes	5.250	09/15/27		4,625	4,470,629
Sr. Sec’d. Notes, 144A(a)	8.000	09/15/28		2,400	2,265,617
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes(a)	8.000	07/01/31	EUR	4,374	4,938,447
Sr. Sec’d. Notes	8.125	05/14/30	GBP	3,840	4,840,675
Sr. Sec’d. Notes, 144A	8.000	07/01/31	EUR	1,750	1,963,134

JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Sr. Unsec’d. Notes	3.000	02/02/29		680	654,792
Kellanova, Sr. Unsec’d. Notes	4.300	05/15/28		13,929	14,034,730
Kraft Heinz Foods Co., Gtd. Notes	3.000	06/01/26		335	333,835
Kroger Co. (The), Sr. Unsec’d. Notes	2.650	10/15/26		335	331,938
Lamb Weston Holdings, Inc., Gtd. Notes, 144A	4.125	01/31/30		5,025	4,857,264
Mars, Inc., Sr. Unsec’d. Notes, 144A	4.800	03/01/30		22,515	22,996,731
McCormick & Co., Inc., Sr. Unsec’d. Notes	0.900	02/15/26		15	14,983
Smithfield Foods, Inc.,
Gtd. Notes, 144A	3.000	10/15/30		15,130	13,922,837
Gtd. Notes, 144A	4.250	02/01/27		2,800	2,798,041

US Foods, Inc., Gtd. Notes, 144A	4.750	02/15/29		6,000	5,973,676
					98,136,326
Gas 0.1%
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Unsec’d. Notes	5.750	05/20/27		1,075	1,081,977
Brooklyn Union Gas Co. (The), Sr. Unsec’d. Notes, 144A	3.407	03/10/26		25	24,986
NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29		4,720	4,867,649
					5,974,612
Healthcare-Products 0.1%
Medline Borrower LP, Sr. Sec’d. Notes, 144A	3.875	04/01/29		7,220	7,067,626

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Products (cont’d.)
Solventum Corp., Sr. Unsec’d. Notes	5.400%	03/01/29		2,418	$2,505,130
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	430	507,249
					10,080,005
Healthcare-Services 0.3%
Advocate Health & Hospitals Corp., Sr. Unsec’d. Notes	3.829	08/15/28		1,175	1,173,569
Cigna Group (The), Gtd. Notes	3.400	03/01/27		25	24,864
DaVita, Inc., Gtd. Notes, 144A	4.625	06/01/30		7,625	7,346,331
HCA, Inc.,
Gtd. Notes	3.125	03/15/27		70	69,344
Gtd. Notes	5.625	09/01/28		335	345,179

Health Care Service Corp. A Mutual Legal Reserve Co., Sr. Unsec’d. Notes, 144A	5.200	06/15/29		1,450	1,487,117
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48		800	637,951
IQVIA, Inc.,
Sr. Sec’d. Notes	5.700	05/15/28		335	345,249
Sr. Sec’d. Notes	6.250	02/01/29		4,005	4,214,533
Laboratory Corp. of America Holdings,
Gtd. Notes	1.550	06/01/26		205	203,243
Gtd. Notes	3.600	09/01/27		335	333,312

LifePoint Health, Inc., Sr. Sec’d. Notes, 144A	9.875	08/15/30		2,180	2,340,289
Molina Healthcare, Inc., Sr. Unsec’d. Notes, 144A	6.500	02/15/31		575	588,715
Tenet Healthcare Corp.,
Sr. Sec’d. Notes	4.250	06/01/29		25	24,620
Sr. Sec’d. Notes	4.375	01/15/30		3,900	3,833,639
Sr. Sec’d. Notes	4.625	06/15/28		225	224,673
					23,192,628
Holding Companies-Diversified 0.1%
Clue Opco LLC, Sr. Sec’d. Notes, 144A	9.500	10/15/31		4,981	5,285,929
Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec’d. Notes, 144A	4.625	08/01/29		4,550	4,359,086
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27		2,050	2,045,102
Gtd. Notes(a)	7.250	10/15/29		2,200	2,226,729

Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	9.750	05/01/29		2,100	2,168,924
Lennar Corp.,
Gtd. Notes	4.750	11/29/27		135	136,331
Gtd. Notes	5.000	06/15/27		40	40,289
Gtd. Notes	5.250	06/01/26		3,145	3,146,178

M/I Homes, Inc., Gtd. Notes	4.950	02/01/28		834	831,895
Shea Homes LP/Shea Homes Funding Corp., Sr. Unsec’d. Notes	4.750	02/15/28		2,500	2,490,014

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Tri Pointe Homes, Inc.,
Gtd. Notes	5.250%	06/01/27	4,895	$4,913,589
Gtd. Notes	5.700	06/15/28	160	161,800
				22,519,937
Home Furnishings 0.0%
Whirlpool Corp., Sr. Unsec’d. Notes(a)	6.125	06/15/30	3,270	3,281,685
Household Products/Wares 0.1%
ACCO Brands Corp., Gtd. Notes, 144A	4.250	03/15/29	3,925	3,635,407
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A(a)	3.000	06/26/27	6,005	5,928,460
				9,563,867
Housewares 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes(a)	6.375	05/15/30	1,390	1,373,477
Sr. Unsec’d. Notes, 144A	8.500	06/01/28	965	1,012,399
				2,385,876
Insurance 0.1%
Acrisure LLC/Acrisure Finance, Inc., Sr. Sec’d. Notes, 144A	7.500	11/06/30	1,325	1,372,145
Arch Capital Finance LLC, Gtd. Notes	4.011	12/15/26	135	134,960
Arthur J Gallagher & Co., Sr. Unsec’d. Notes(a)	4.850	12/15/29	2,820	2,885,410
Asurion LLC & Asurion Co-Issuer, Inc., Sr. Sec’d. Notes, 144A	8.000	12/31/32	1,665	1,740,625
Principal Financial Group, Inc., Sr. Unsec’d. Notes, 144A	4.111	02/15/28	335	334,799
				6,467,939
Internet 0.4%
Beignet Investor LLC, Sr. Sec’d. Notes, 144A	6.581	05/30/49	28,545	29,820,258
Investment Companies 0.0%
Apollo Debt Solutions BDC, Sr. Unsec’d. Notes, 144A(a)	5.700	01/23/31	3,460	3,440,458
Iron/Steel 0.1%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	2,897	2,919,238
Cleveland-Cliffs, Inc., Gtd. Notes, 144A	6.875	11/01/29	1,890	1,964,704
Mineral Resources Ltd. (Australia),
Sr. Unsec’d. Notes, 144A(a)	7.000	04/01/31	750	787,500
Sr. Unsec’d. Notes, 144A(a)	9.250	10/01/28	3,303	3,467,324
				9,138,766
Leisure Time 0.3%
Carnival Corp.,
Gtd. Notes, 144A	5.125	05/01/29	3,760	3,802,161

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Leisure Time (cont’d.)
Carnival Corp., (cont’d.)
Sr. Sec’d. Notes, 144A	4.000%	08/01/28	1,975	$1,948,343

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A	3.050	02/14/27	4,000	3,955,558
Lindblad Expeditions LLC,
Sr. Sec’d. Notes, 144A	6.750	02/15/27	4,725	4,730,503
Sr. Sec’d. Notes, 144A	7.000	09/15/30	600	626,417

NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	7.750	02/15/29	1,750	1,870,313
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes, 144A	5.500	04/01/28	3,600	3,673,595
VOC Escrow Ltd., Sr. Sec’d. Notes, 144A	5.000	02/15/28	1,350	1,346,355
				21,953,245
Lodging 0.2%
MGM Resorts International,
Gtd. Notes	4.625	09/01/26	935	935,136
Gtd. Notes	6.125	09/15/29	6,205	6,343,895

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Gtd. Notes, 144A	5.250	05/15/27	4,100	4,122,648
				11,401,679
Machinery-Diversified 0.2%
Chart Industries, Inc., Sr. Sec’d. Notes, 144A	7.500	01/01/30	400	416,753
CNH Industrial Capital LLC, Gtd. Notes	1.450	07/15/26	45	44,461
IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	7,190	7,341,036
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A	11.500	09/01/28	3,400	3,620,803
Weir Group, Inc. (United Kingdom), Gtd. Notes, 144A	5.350	05/06/30	1,570	1,609,794
				13,032,847
Media 0.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Gtd. Notes, 144A	5.375	06/01/29	1,750	1,730,524
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	7,625	7,632,102
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	2,750	2,750,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	05/01/47	85	70,021
Sr. Sec’d. Notes	6.484	10/23/45	95	89,590

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15	14,931
CSC Holdings LLC,
Gtd. Notes, 144A	3.375	02/15/31	600	356,641
Gtd. Notes, 144A	4.125	12/01/30	750	455,852
Gtd. Notes, 144A	5.375	02/01/28	975	730,582
Gtd. Notes, 144A	5.500	04/15/27	9,497	8,370,619
Sr. Unsec’d. Notes, 144A	4.625	12/01/30	1,000	372,355
DISH DBS Corp.,
Gtd. Notes(x)	5.125	06/01/29	725	641,625
Gtd. Notes(x)	7.375	07/01/28	350	335,901
Gtd. Notes(x)	7.750	07/01/26	14,875	14,585,674

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

DISH Network Corp., Sr. Sec’d. Notes, 144A(x)	11.750%	11/15/27		4,350	$4,498,405
Paramount Global, Gtd. Notes	3.700	06/01/28		25	24,356
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes	4.125	08/15/30	GBP	2,100	2,618,509
Sr. Sec’d. Notes	4.250	01/15/30	GBP	3,100	3,945,547
					49,223,234
Mining 0.3%
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes(a)	5.000	02/21/30		6,215	6,394,178
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	8.625	06/01/31		675	707,758
Sec’d. Notes, 144A	9.375	03/01/29		7,355	7,713,556

Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, EMTN	5.315	04/14/32		1,230	1,249,988
Hecla Mining Co., Gtd. Notes	7.250	02/15/28		775	776,011
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26		3,000	2,997,870
Novelis Corp.,
Gtd. Notes, 144A	4.750	01/30/30		2,225	2,155,892
Gtd. Notes, 144A	6.875	01/30/30		1,350	1,400,253

Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27		3,000	3,016,850
					26,412,356
Miscellaneous Manufacturing 0.0%
Entegris, Inc., Sr. Sec’d. Notes, 144A	4.750	04/15/29		1,832	1,831,706
Multi-National 0.2%
Asian Development Bank (Supranational Bank), Sr. Unsec’d. Notes	5.820	06/16/28		3,000	3,131,710
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	5.000	01/24/29		380	391,780
Sr. Unsec’d. Notes	6.000	04/26/27		8,350	8,544,062
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes	6.950	08/01/26		500	506,269
Unsec’d. Notes, MTN	6.750	07/15/27		1,895	1,962,552
					14,536,373
Office/Business Equipment 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26		2,545	2,515,669
Gtd. Notes	5.100	03/01/30		1,800	1,834,704
					4,350,373
Oil & Gas 1.8%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31		1,585	1,455,323
Sr. Unsec’d. Notes, 144A	3.750	01/15/30		13,595	13,155,653
Sr. Unsec’d. Notes, 144A	4.000	01/15/31		6,600	6,385,375

Antero Resources Corp., Gtd. Notes, 144A	5.375	03/01/30		3,175	3,220,602

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	9.000%	11/01/27		3,516	$4,328,789
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	5.400	06/15/47		792	725,975
Comstock Resources, Inc., Gtd. Notes, 144A	6.750	03/01/29		1,829	1,840,072
Crescent Energy Finance LLC,
Gtd. Notes, 144A(a)	7.625	04/01/32		1,475	1,464,250
Gtd. Notes, 144A(a)	7.875	04/15/32		2,415	2,402,652
Gtd. Notes, 144A	9.250	02/15/28		1,758	1,807,538
Gtd. Notes, 144A(a)	9.750	10/15/30		7,350	7,808,080

Devon Energy Corp., Sr. Unsec’d. Notes	5.250	10/15/27		20	19,995
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes	6.875	04/29/30		1,545	1,562,860
Sr. Unsec’d. Notes	8.625	01/19/29		3,950	4,231,437

Expand Energy Corp., Gtd. Notes	5.375	02/01/29		3,150	3,151,774
Hess Corp., Sr. Unsec’d. Notes	4.300	04/01/27		55	55,219
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	6.000	02/01/31		1,025	989,877
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		1,650	1,662,987

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/19/27		200	200,182
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes	3.800	04/01/28		75	74,647
Sr. Unsec’d. Notes(a)	5.150	03/01/30		7,370	7,587,776
New Generation Gas Gathering LLC,
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		676	665,541
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		811	798,648
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.417(c)	09/30/29		676	665,540
Sr. Sec’d. Notes, 144A, 3 Month SOFR + 5.750% (Cap N/A, Floor 2.000%)^	9.590(c)	09/30/29		203	199,661

Occidental Petroleum Corp., Sr. Unsec’d. Notes	7.500	05/01/31		250	281,575
Ovintiv, Inc., Gtd. Notes	5.650	05/15/28		335	345,537
Permian Resources Operating LLC, Gtd. Notes, 144A	8.000	04/15/27		2,525	2,550,249
Petrobras Global Finance BV (Brazil), Gtd. Notes	6.625	01/16/34	GBP	1,800	2,505,517
Petroleos Mexicanos (Mexico),
Gtd. Notes	6.500	01/23/29		300	306,300
Gtd. Notes	6.625	06/15/38		74	67,886
Gtd. Notes	6.700	02/16/32		3,060	3,054,461
Gtd. Notes	9.500	09/15/27		2,500	2,626,225
Gtd. Notes, EMTN	2.750	04/21/27	EUR	762	891,099
Gtd. Notes, MTN	8.750	06/02/29		7,416	7,964,784

Phillips 66, Gtd. Notes	3.900	03/15/28		70	69,857
SM Energy Co.,
Gtd. Notes, 144A	5.000	10/15/26		6,060	6,053,111
Gtd. Notes, 144A	8.375	07/01/28		230	237,828
Gtd. Notes, 144A	8.625	11/01/30		850	899,480
Gtd. Notes, 144A(a)	8.750	07/01/31		100	105,050
Sr. Unsec’d. Notes, 144A	6.750	08/01/29		1,650	1,668,845

Sunoco LP, Sr. Unsec’d. Notes, 144A	5.875	07/15/27		4,625	4,632,054
Sunoco LP/Sunoco Finance Corp.,
Gtd. Notes	4.500	05/15/29		1,425	1,401,692

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Sunoco LP/Sunoco Finance Corp., (cont’d.)
Gtd. Notes, 144A	7.000%	09/15/28	3,200	$3,302,258
Transocean International Ltd.,
Gtd. Notes, 144A	8.250	05/15/29	660	671,550
Sr. Sec’d. Notes, 144A	8.750	02/15/30	975	1,016,437
Valero Energy Corp.,
Sr. Unsec’d. Notes	2.150	09/15/27	1,420	1,379,519
Sr. Unsec’d. Notes	4.350	06/01/28	175	175,998
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A	5.000	05/18/27	6,960	7,020,546
Sr. Unsec’d. Notes, 144A	5.875	05/22/30	10,840	11,257,496
Sr. Unsec’d. Notes, 144A	7.500	01/15/28	9,108	9,620,829
				136,566,636
Packaging & Containers 0.3%
Amcor Finance USA, Inc., Gtd. Notes	4.500	05/15/28	335	337,408
Ball Corp., Gtd. Notes	6.000	06/15/29	6,025	6,210,113
Berry Global, Inc.,
Sr. Sec’d. Notes	1.650	01/15/27	20	19,571
Sr. Sec’d. Notes, 144A	5.500	04/15/28	2,000	2,061,705
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A	8.750	04/15/30	3,340	3,344,246
Sr. Sec’d. Notes, 144A	6.750	04/15/32	1,375	1,386,694
Graphic Packaging International LLC,
Gtd. Notes, 144A	3.500	03/01/29	6,275	5,986,204
Sr. Sec’d. Notes, 144A	1.512	04/15/26	40	39,738

Sealed Air Corp./Sealed Air Corp. US, Gtd. Notes, 144A	6.125	02/01/28	450	457,089
				19,842,768
Pharmaceuticals 0.4%
1261229 BC Ltd., Sr. Sec’d. Notes, 144A	10.000	04/15/32	2,915	2,991,519
AbbVie, Inc., Sr. Unsec’d. Notes	2.950	11/21/26	170	168,834
AdaptHealth LLC, Gtd. Notes, 144A	4.625	08/01/29	1,800	1,740,622
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A	5.000	01/30/28	975	834,844
Gtd. Notes, 144A	5.000	02/15/29	550	418,335
Gtd. Notes, 144A	5.250	01/30/30	550	390,500
Gtd. Notes, 144A	5.250	02/15/31	25	16,235
Gtd. Notes, 144A	6.250	02/15/29	100	79,063
Gtd. Notes, 144A	7.000	01/15/28	200	179,750
Sr. Sec’d. Notes, 144A	4.875	06/01/28	1,404	1,302,294

Cencora, Inc., Sr. Unsec’d. Notes(x)	3.450	12/15/27	85	84,181
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	75	66,641
Sr. Unsec’d. Notes	2.875	06/01/26	335	333,713
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	169	168,737
Gtd. Notes	5.250	06/15/46	955	792,074
Viatris, Inc.,
Gtd. Notes(a)	2.700	06/22/30	20,736	18,994,189

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Viatris, Inc., (cont’d.)
Gtd. Notes	3.850%	06/22/40	5,190	$3,990,162
Gtd. Notes	4.000	06/22/50	2,035	1,363,107
				33,914,800
Pipelines 1.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	5.375	06/15/29	2,150	2,153,290
Boardwalk Pipelines LP, Gtd. Notes	5.950	06/01/26	60	60,101
Cheniere Corpus Christi Holdings LLC, Sr. Sec’d. Notes	5.125	06/30/27	9,390	9,478,829
DT Midstream, Inc., Gtd. Notes, 144A	4.125	06/15/29	2,000	1,977,536
Energy Transfer LP,
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	1,300	1,341,659
Jr. Sub. Notes, Series H	6.500(ff)	11/15/26(oo)	12,515	12,569,147
Sr. Unsec’d. Notes	3.900	07/15/26	40	39,979
Sr. Unsec’d. Notes	4.400	03/15/27	80	80,289
Sr. Unsec’d. Notes	5.200	04/01/30	2,000	2,063,107
Sr. Unsec’d. Notes	5.250	07/01/29	5,535	5,705,646
Sr. Unsec’d. Notes	5.300	04/15/47	110	98,734
MPLX LP,
Sr. Unsec’d. Notes	4.125	03/01/27	20	20,016
Sr. Unsec’d. Notes	4.800	02/15/31	2,035	2,057,789
Sr. Unsec’d. Notes	5.200	03/01/47	20	17,967

NGPL PipeCo LLC, Sr. Unsec’d. Notes, 144A	4.875	08/15/27	330	331,611
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	9,790	9,290,883
Gtd. Notes	4.950	10/15/32	1,390	1,396,746
Gtd. Notes	5.375	06/01/29	6,530	6,733,731

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Sr. Unsec’d. Notes, 144A	7.375	02/15/29	2,526	2,617,890
TransCanada PipeLines Ltd. (Canada), Sr. Unsec’d. Notes	4.250	05/15/28	50	50,113
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.000	03/15/28	135	135,063
Valero Energy Partners LP, Gtd. Notes	4.500	03/15/28	120	120,990
Venture Global Calcasieu Pass LLC, Sr. Sec’d. Notes, 144A	6.250	01/15/30	5,450	5,585,875
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A(a)	9.000(ff)	09/30/29(oo)	1,825	1,607,191
Sr. Sec’d. Notes, 144A	8.125	06/01/28	1,025	1,049,425

Venture Global Plaquemines LNG LLC, Sr. Sec’d. Notes, 144A	6.125	12/15/30	4,445	4,575,599
Western Midstream Operating LP, Sr. Unsec’d. Notes	4.050	02/01/30	16,330	16,011,790
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.800	11/15/29	5,255	5,362,490
Sr. Unsec’d. Notes(a)	4.900	03/15/29	5,615	5,743,755
Sr. Unsec’d. Notes	5.300	08/15/28	9,500	9,790,430
Sr. Unsec’d. Notes	5.400	03/02/26	3,560	3,564,410
				111,632,081

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate 0.1%
Five Point Operating Co. LP, Gtd. Notes, 144A	8.000%	10/01/30	925	$961,647
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	2,700	2,698,532
				3,660,179
Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., Gtd. Notes	2.750	12/15/29	210	197,955
American Tower Corp.,
Sr. Unsec’d. Notes	1.500	01/31/28	150	142,710
Sr. Unsec’d. Notes	3.550	07/15/27	115	114,246
Sr. Unsec’d. Notes	3.650	03/15/27	335	333,813
Sr. Unsec’d. Notes	5.200	02/15/29	7,955	8,178,689
Sr. Unsec’d. Notes	5.250	07/15/28	110	113,023

Brandywine Operating Partnership LP, Gtd. Notes	3.950	11/15/27	245	240,464
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.900	03/15/27	40	39,502
Sr. Unsec’d. Notes	3.700	06/15/26	295	294,473
Sr. Unsec’d. Notes	4.000	03/01/27	15	14,993
Sr. Unsec’d. Notes	5.600	06/01/29	3,715	3,853,699

CubeSmart LP, Gtd. Notes	3.125	09/01/26	80	79,500
Kimco Realty OP LLC,
Gtd. Notes	1.900	03/01/28	100	96,084
Gtd. Notes	3.800	04/01/27	115	114,946
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes	5.000	10/15/27	1,175	1,148,298
Sr. Sec’d. Notes, 144A	8.500	02/15/32	325	348,092
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Gtd. Notes, 144A	7.000	02/01/30	845	870,147
Sr. Sec’d. Notes, 144A	4.875	05/15/29	4,025	3,937,597

Realty Income Corp., Sr. Unsec’d. Notes	4.450	09/15/26	10	10,016
SBA Communications Corp.,
Sr. Unsec’d. Notes	3.125	02/01/29	3,550	3,391,386
Sr. Unsec’d. Notes	3.875	02/15/27	6,150	6,106,238
Starwood Property Trust, Inc.,
Gtd. Notes, 144A	5.250	10/15/28	925	930,490
Sr. Unsec’d. Notes, 144A	3.625	07/15/26	3,250	3,228,436
Sr. Unsec’d. Notes, 144A	4.375	01/15/27	4,675	4,640,792
Ventas Realty LP,
Gtd. Notes	3.250	10/15/26	85	84,520
Gtd. Notes	3.850	04/01/27	65	64,868
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	95	94,522
Gtd. Notes, 144A	4.250	12/01/26	600	599,766
Gtd. Notes, 144A	4.625	12/01/29	485	485,155
Gtd. Notes, 144A	5.750	02/01/27	13,940	14,083,567

Weyerhaeuser Co., Sr. Unsec’d. Notes	6.950	10/01/27	20	20,914
				53,858,901
Retail 0.4%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A	3.875	01/15/28	1,275	1,254,791
Sr. Sec’d. Notes, 144A	5.625	09/15/29	1,335	1,356,900

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
1011778 BC ULC/New Red Finance, Inc. (Canada), (cont’d.)
Sr. Sec’d. Notes, 144A	6.125%	06/15/29		1,495	$1,531,734

Alimentation Couche-Tard, Inc. (Canada), Gtd. Notes, 144A	3.550	07/26/27		2,930	2,906,895
AutoZone, Inc., Sr. Unsec’d. Notes	6.250	11/01/28		1,470	1,550,623
Boots Group Finco LP (United Kingdom), Sr. Sec’d. Notes, 144A	7.375	08/31/32	GBP	575	811,763
Carvana Co.,
Sr. Sec’d. Notes, 144A	9.000	06/01/30		5,900	6,153,515
Sr. Sec’d. Notes, 144A	9.000	06/01/31		7,202	7,928,019
EG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A	11.000	11/30/28	EUR	500	638,548
Sr. Sec’d. Notes, 144A	12.000	11/30/28		400	432,250

Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Sr. Sec’d. Notes, 144A	4.625	01/15/29		1,459	1,411,791
Lithia Motors, Inc., Sr. Unsec’d. Notes, 144A	3.875	06/01/29		2,425	2,345,460
Lowe’s Cos., Inc., Sr. Unsec’d. Notes	2.500	04/15/26		305	304,111
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN	3.500	03/01/27		25	24,913
Sr. Unsec’d. Notes, MTN	3.500	07/01/27		75	74,683

Park River Holdings, Inc., Sec’d. Notes, 144A	8.750	12/31/30		1,911	1,910,894
					30,636,890
Semiconductors 0.2%
Broadcom, Inc., Sr. Unsec’d. Notes	5.050	07/12/29		13,793	14,208,828
Shipbuilding 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes	2.043	08/16/28		3,500	3,326,526
Gtd. Notes	3.483	12/01/27		135	133,655
					3,460,181
Software 0.2%
CoreWeave, Inc.,
Gtd. Notes, 144A(a)	9.000	02/01/31		2,500	2,431,222
Gtd. Notes, 144A(a)	9.250	06/01/30		3,085	3,037,523

Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.650	03/01/28		335	318,853
Fiserv, Inc., Sr. Unsec’d. Notes	5.450	03/02/28		40	40,997
Oracle Corp., Sr. Unsec’d. Notes	2.650	07/15/26		110	109,229
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27		6,175	6,169,984
Take-Two Interactive Software, Inc., Sr. Unsec’d. Notes	5.000	03/28/26		75	75,080
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27		110	109,441
					12,292,329

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 1.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550%	12/01/33		74	$62,921
Sr. Unsec’d. Notes	3.800	02/15/27		55	54,912
Sr. Unsec’d. Notes	4.100	02/15/28		20	20,045
Sr. Unsec’d. Notes	4.500	05/15/35		70	66,946

Connect Holding II LLC, Sr. Sec’d. Notes, 144A	10.500	04/03/31		8,025	7,872,901
Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	3.600	01/19/27		335	334,187
Digicel Group Holdings Ltd. (Jamaica),
Sr. Sec’d. Notes, Series 1B14, 144A(x)	0.000(s)	12/31/30		356	36
Sr. Sec’d. Notes, Series 3B14, 144A^(x)	0.000(s)	12/31/30		236	—

Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A(x)	8.625	08/01/32		6,240	6,488,477
EchoStar Corp., Sr. Sec’d. Notes(x)	10.750	11/30/29		11,275	12,358,804
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A	6.750	05/01/29		3,900	3,917,298
Sr. Sec’d. Notes, 144A	5.000	05/01/28		10,871	10,875,001

Iliad Holding SAS (France), Sr. Sec’d. Notes, 144A	7.000	10/15/28		550	555,500
Level 3 Financing, Inc.,
Gtd. Notes, 144A	8.500	01/15/36		7,155	7,328,230
Sr. Sec’d. Notes, 144A	7.000	03/31/34		4,690	4,860,298
Lorca Telecom Bondco SA (Spain),
Sr. Sec’d. Notes, 144A	4.000	09/18/27	EUR	1,571	1,862,513
Sr. Sec’d. Notes, 144A	5.750	04/30/29	EUR	4,975	6,091,308

Lumen Technologies, Inc., Sr. Unsec’d. Notes, 144A	5.375	06/15/29		2,850	2,685,640
Motorola Solutions, Inc., Sr. Unsec’d. Notes	4.600	02/23/28		140	141,491
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A(a)	4.567	07/16/27		10,450	10,536,758
TalkTalk Telecom Group Ltd. (United Kingdom), Sec’d. Notes, 144A, Cash coupon 11.750% or PIK 11.750%^	11.750	03/01/28(d)	GBP	1,308	2
T-Mobile USA, Inc.,
Gtd. Notes	2.250	02/15/26		115	114,904
Gtd. Notes	2.625	04/15/26		60	59,824
Gtd. Notes	3.750	04/15/27		100	99,745

Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, Gtd. Notes, 144A	8.625	06/15/32		1,110	1,118,079
Vmed O2 UK Financing I PLC (United Kingdom), Sr. Sec’d. Notes	4.000	01/31/29	GBP	1,430	1,895,299
					79,401,119
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	5.875	12/15/27		335	335,486
Transportation 0.3%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	5.050	03/01/41		790	777,283
Canadian Pacific Railway Co. (Canada), Gtd. Notes	4.000	06/01/28		20	19,999
Fedex Freight Holding Co., Inc., Gtd. Notes, 144A	4.300	03/15/29		6,775	6,780,306
Indian Railway Finance Corp. Ltd. (India), Sr. Unsec’d. Notes, 144A, MTN(a)	3.570	01/21/32		1,245	1,178,231

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34		75	$76,983
RXO, Inc., Gtd. Notes, 144A	7.500	11/15/27		4,648	4,737,420
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN	4.300	06/15/27		440	441,377
Sr. Unsec’d. Notes, MTN	5.650	03/01/28		335	345,183

Star Leasing Co. LLC, Sec’d. Notes, 144A	7.625	02/15/30		7,516	7,187,739
					21,544,521
Trucking & Leasing 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A	4.400	07/01/27		8,295	8,323,748
Sr. Unsec’d. Notes, 144A	5.750	05/24/26		335	336,216
					8,659,964
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	2.950	09/01/27		175	172,746

Total Corporate Bonds (cost $1,912,166,637)					1,922,526,536
Floating Rate and Other Loans 1.3%
Auto Parts & Equipment 0.2%
Clarios Global LP, Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%	6.422(c)	01/28/32		1,222	1,222,316
Tenneco, Inc.,
Term A Loan, 3 Month SOFR + 4.850%	8.739(c)	11/17/28		7,679	7,576,673
Term B Loan, 3 Month SOFR + 5.100%	8.880(c)	11/17/28		2,890	2,857,777
					11,656,766
Chemicals 0.0%
TPC Group, Inc., Initial Term Loan, 6 Month SOFR + 5.750%	9.386(c)	12/16/31		3,300	2,931,149
Commercial Services 0.0%
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, 1 Month SOFR + 2.750%	6.422(c)	08/12/28		132	131,910
OCS Group Investments Ltd. (United Kingdom), Facility B1 Loan, SONIA + 5.750%	9.597(c)	11/27/31	GBP	1,875	2,563,732
					2,695,642
Education 0.1%
International Schools Partnership (United Kingdom), Term Loan, 3 Month SOFR + 4.500%^	8.171(c)	07/06/31		5,576	5,548,590
Holding Companies-Diversified 0.1%
Clue OpCo LLC, Term B Loan, 3 Month SOFR + 4.500%	8.167(c)	12/19/30		9,403	9,362,473
Cuppa Bidco BV (Netherlands), Facility B1 EUR, 6 Month EURIBOR + 4.750%	6.874(c)	06/29/29	EUR	325	281,116
					9,643,589

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Floating Rate and Other Loans (Continued)
Insurance 0.0%
Asurion LLC, New B-11 Term Loan, 1 Month SOFR + 4.350%	8.022%(c)	08/21/28		924	$924,982
Verisure Holding AB (PUBL) (Sweden), Term Loan, 3 Month EURIBOR + 2.250%	4.300(c)	11/03/32	EUR	1,925	2,291,245
					3,216,227
Internet 0.0%
Diamond Sports Net LLC, First Lien Exit Term Loan	15.000	01/02/28		425	114,434
Investment Companies 0.1%
Hurricane CleanCo Ltd. (United Kingdom), Facility A^	12.500	10/31/29	GBP	3,019	4,342,308
Leisure Time 0.1%
ClubCorp Holdings, Inc., Term Loan, 3 Month SOFR + 5.000%^	8.672(c)	07/10/32		2,002	1,977,142
International Park Holdings BV (Netherlands), 2025 Facility B, 6 Month EURIBOR + 5.250%^	7.374(c)	01/30/32	EUR	5,225	6,131,519
					8,108,661
Media 0.1%
Radiate Holdco LLC, First Out Term Loan, 1 Month SOFR + 3.500%	8.786(c)	09/25/29		6,208	5,323,146
Metal Fabricate/Hardware 0.1%
Doncasters US Finance LLC (United Kingdom),
2025 Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		1,667	1,679,906
Initial Term Loan, 3 Month SOFR + 6.500%^	10.172(c)	04/23/30		6,809	6,859,790
					8,539,696
Retail 0.4%
CDR Firefly Bidco PLC (United Kingdom), Facility B10, SONIA + 4.750%	8.477(c)	04/29/29	GBP	2,850	3,907,948
EG America LLC (United Kingdom), New facility B3 (EUR), 6 Month EURIBOR + 3.875%	5.937(c)	02/07/28	EUR	6,913	8,190,602
EG Finco Ltd. (United Kingdom), Term Loan	—(p)	02/07/31		187	221,942
Peer Holding III BV (Netherlands), Term B-6 Loan, 3 Month EURIBOR + 2.750%	4.769(c)	07/01/31	EUR	7,875	9,352,927
The Boots Group (United Kingdom), Closing Date Sterling Term Loan, SONIA + 4.750%	8.476(c)	08/31/32	GBP	2,975	4,091,765
WSH Services Holding Ltd. (United Kingdom), Facility B5, SONIA + 4.533%	8.260(c)	05/16/31	GBP	350	480,626
					26,245,810
Telecommunications 0.1%
Zegona Holdco Ltd., Additional Facility B2 (EUR) Loan, 3 Month EURIBOR + 2.750%	4.891(c)	07/17/29	EUR	7,220	8,562,252

Total Floating Rate and Other Loans (cost $93,768,712)					96,928,270

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds 0.1%
California 0.0%
University of California,
Taxable, Revenue Bonds, Series AP	3.931%	05/15/45	25	$22,923
Taxable, Revenue Bonds, Series J	4.131	05/15/45	25	22,724
				45,647
Michigan 0.1%
Michigan State University, Taxable, Revenue Bonds, Series A	4.165	08/15/2122	3,520	2,510,252
University of Michigan, Taxable, Revenue Bonds, Series A	4.454	04/01/2122	4,600	3,582,830
				6,093,082
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	100	118,798
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	125	91,591

Total Municipal Bonds (cost $8,429,430)				6,349,118
Residential Mortgage-Backed Securities 4.4%
ATLX Trust, Series 2024-RPL02, Class A1, 144A	3.850(cc)	04/25/63	11,474	11,223,471
Bayview Financing Trust, Series 2023-01F, Class A, 144A, 30 Day Average SOFR + 5.000% (Cap N/A, Floor 4.000%)	8.686(c)	07/01/26	2,027	2,036,708
Chase Home Lending Mortgage Trust, Series 2024-RPL02, Class A1A, 144A	3.250(cc)	08/25/64	1,315	1,172,908
CIM Trust,
Series 2024-R01, Class A1, 144A	4.750(cc)	06/25/64	2,607	2,596,380
Series 2025-I01, Class A1, 144A	5.655(cc)	10/25/69	5,837	5,898,513
Citigroup Mortgage Loan Trust,
Series 2011-12, Class 3A2, 144A	4.529(cc)	09/25/47	19	18,031
Series 2024-RP02, Class A1, 144A	4.100(cc)	02/25/63	9,952	9,514,345
Series 2024-RP02, Class A2, 144A	4.232(cc)	02/25/63	890	783,492
Series 2024-RP02, Class B1, 144A	0.000(cc)	02/25/63	269	216,713
Series 2024-RP02, Class B2, 144A	0.000(cc)	02/25/63	97	73,897
Series 2024-RP02, Class B3, PO, 144A	11.130(s)	02/25/63	247	32,705
Series 2024-RP02, Class B4, PO, 144A	14.327(s)	02/25/63	447	39,372
Series 2024-RP02, Class M1, 144A	4.232(cc)	02/25/63	598	508,010
Series 2024-RP02, Class M2, 144A	3.742(cc)	02/25/63	456	376,244
Series 2024-RP02, Class SA, 144A	0.000(cc)	02/25/63	12	11,370
Series 2024-RP02, Class X, IO, 144A	0.000(cc)	02/25/63	13,028	1,303
Series 2025-RP01, Class A1, 144A	4.017(cc)	01/25/64	17,410	16,391,052
Series 2025-RP01, Class A2, 144A	4.017(cc)	01/25/64	824	624,514
Series 2025-RP01, Class B1, 144A	4.017(cc)	01/25/64	330	208,592
Series 2025-RP01, Class B2, 144A	4.017(cc)	01/25/64	209	120,667
Series 2025-RP01, Class B3, 144A	3.052(cc)	01/25/64	264	130,070
Series 2025-RP01, Class B4, 144A	0.000(cc)	01/25/64	251	101,774
Series 2025-RP01, Class M1, 144A	4.017(cc)	01/25/64	703	496,933
Series 2025-RP01, Class M2, 144A	4.017(cc)	01/25/64	439	294,232
Series 2025-RP01, Class SA, 144A	0.000(cc)	01/25/64	38	33,995
Series 2025-RP01, Class X, IO, 144A	0.000(cc)	01/25/64	20,430	2,043
COLT Mortgage Loan Trust,
Series 2025-07, Class A1, 144A	5.470(cc)	06/25/70	9,302	9,406,434
Series 2025-INV02, Class A1, 144A	5.601(cc)	02/25/70	5,840	5,913,855
Connecticut Avenue Securities Trust,
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)	9.947(c)	03/25/42	860	910,133

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Connecticut Avenue Securities Trust, (cont’d.)
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)	8.947%(c)	03/25/42		340	$356,112
Series 2024-R05, Class 2M2, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)	5.397(c)	07/25/44		500	501,915

Credit Suisse Mortgage Trust, Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62		2,181	2,096,778
Cross Mortgage Trust, Series 2025-H07, Class A1, 144A	4.934(cc)	09/25/70		8,564	8,584,432
Eagle Re Ltd., Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)	5.697(c)	09/26/33		122	122,182
EFMT, Series 2025-INV03, Class A1, 144A	5.444(cc)	07/25/70		7,654	7,745,485
Fannie Mae REMIC,
Series 2012-132, Class KI, IO	3.000	12/25/32		1,258	86,382
Series 2012-144, Class EI, IO	3.000	01/25/28		372	6,187
Series 2012-148, Class IC, IO	3.000	01/25/28		595	8,550
Series 2013-13, Class IK, IO	2.500	03/25/28		365	6,716
Series 2013-49, Class AI, IO	3.000	05/25/33		978	65,355
Series 2015-59, Class CI, IO	3.500	08/25/30		263	6,517
Series 2016-20, Class DI, IO	3.500	04/25/31		1,116	61,758
Series 2018-24, Class BH	3.500	04/25/48		164	153,964
Series 2018-25, Class AG	3.500	04/25/47		474	465,804
Series 2018-57, Class QV	3.500	11/25/29		597	594,787
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.000% (Cap N/A, Floor 0.000%)	6.697(c)	12/25/50		100	106,669
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)	7.697(c)	11/25/50		1,630	1,784,699
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	5.347(c)	01/25/34		193	193,424
Series 2021-DNA06, Class B1, 144A, 30 Day Average SOFR + 3.400% (Cap N/A, Floor 0.000%)	7.097(c)	10/25/41		1,630	1,658,525
Series 2021-DNA06, Class M2, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	5.197(c)	10/25/41		156	156,777
Series 2021-HQA03, Class B1, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.047(c)	09/25/41		200	202,812
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	5.797(c)	09/25/41		3,080	3,101,014
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)	6.047(c)	12/25/41		2,700	2,734,587
Series 2022-DNA01, Class M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)	6.197(c)	01/25/42		110	111,307
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)	6.597(c)	04/25/42		300	306,843
Freddie Mac REMIC,
Series 4046, Class PI, IO	3.000	05/15/27		215	2,922
Series 4060, Class IO, IO	3.000	06/15/27		113	1,443
Series 4131, Class BI, IO	2.500	11/15/27		660	11,164
Series 4146, Class KI, IO	3.000	12/15/32		1,323	91,941
Series 4153, Class IO, IO	3.000	01/15/28		711	9,533
Series 4172, Class KI, IO	3.000	10/15/32		1,554	73,099
Series 4182, Class EI, IO	2.500	03/15/28		552	11,226
Series 4186, Class JI, IO	3.000	03/15/33		4,138	239,662
Series 4314, Class PD	3.750	07/15/43		328	326,969
Series 4574, Class AI, IO	3.000	04/15/31		774	40,194
Series 4631, Class GP	3.500	03/15/46		1,088	1,055,424
Government National Mortgage Assoc.,
Series 2013-047, Class IA, IO	4.000	03/20/43		615	99,755
Series 2014-116, Class IT, IO	4.000	08/20/44		683	83,481
Series 2016-164, Class IG, IO	4.000	12/20/46		1,182	241,005
Series 2017-045, Class QA	3.000	11/20/42		772	763,779
Series 2018-05, Class IB, IO	4.000	01/20/48		487	101,765
GS Mortgage-Backed Securities Trust,
Series 2025-NQM03, Class A1, 144A	5.137(cc)	11/25/65		7,177	7,214,235
Series 2025-RPL01, Class A1, PO, 144A	0.000	01/25/64		17	16,741
Series 2025-RPL01, Class A1, PO, 144A	3.564(cc)	01/25/64		16,512	14,826,725

HOMES Trust, Series 2025-AFC03, Class A1, 144A	4.932(cc)	08/25/60		14,017	14,065,122
Kinbane DAC (Ireland),
Series 2024-RPL02A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.067(c)	01/24/63	EUR	3,558	4,226,476
Series 2025-RPL2A, Class A, 144A, 1 Month EURIBOR + 1.100% (Cap N/A, Floor 0.000%)	3.003(c)	08/24/75	EUR	4,888	5,809,874

Legacy Mortgage Asset Trust, Series 2025-PR01, Class A1, 144A	6.000(cc)	01/25/61		16,907	16,912,145

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

LHOME Mortgage Trust, Series 2024-RTL04, Class A1, 144A	5.921%(cc)	07/25/39		4,750	$4,774,634
Lincoln Senior Participation Trust, Series 2024-01, Class A1X, 144A, 1 Month SOFR + 2.200%^	2.750	06/27/27		9,000	9,000,000
Lugo Funding DAC (Spain), Series 2024-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)	3.059(c)	05/26/66	EUR	5,175	6,132,922
Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250(cc)	05/25/62		25	25,301
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-DSC02, Class A1, 144A	5.443(cc)	07/25/70		9,888	9,998,896
Series 2025-DSC03, Class A1, 144A	4.912(cc)	09/25/70		10,918	10,962,728
Series 2025-NQM04, Class A1B, 144A	5.588(cc)	06/25/70		3,537	3,572,397
Series 2025-NQM05, Class A1, 144A	5.439(cc)	07/25/70		6,291	6,360,629

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	4.537(c)	01/25/48		171	168,655
NLT Trust,
Series 2025-INV01, Class A1, 144A	5.506(cc)	02/25/70		12,295	12,437,187
Series 2025-INV01, Class A2, 144A	5.708(cc)	02/25/70		1,378	1,393,088
Series 2025-INV01, Class A3, 144A	5.860(cc)	02/25/70		2,365	2,389,633
Series 2025-INV01, Class AIOS, 144A	0.399(cc)	02/25/70		18,818	133,333
Series 2025-INV01, Class B1, 144A	6.594(cc)	02/25/70		750	748,168
Series 2025-INV01, Class B2, 144A	6.594(cc)	02/25/70		590	576,650
Series 2025-INV01, Class B3, 144A	6.594(cc)	02/25/70		370	341,378
Series 2025-INV01, Class M1, 144A	6.314(cc)	02/25/70		1,070	1,085,449
Series 2025-INV01, Class XS, 144A^	0.901(cc)	02/25/70		18,818	310,500

NYMT Loan Trust, Series 2025-CP01, Class A1, 144A	3.750(cc)	11/25/69		10,904	10,609,443
Oaktown Re VII Ltd., Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)	6.597(c)	04/25/34		1,067	1,075,341
OBX Trust,
Series 2025-NQM10, Class A1, 144A	5.453(cc)	05/25/65		5,188	5,248,239
Series 2025-NQM11, Class A1, 144A	5.418(cc)	05/25/65		9,289	9,394,050
Series 2025-NQM13, Class A1, 144A	5.441(cc)	05/25/65		10,884	11,012,080
PMT Credit Risk Transfer Trust,
Series 2024-01R, Class A, 144A, 30 Day Average SOFR + 3.500% (Cap N/A, Floor 0.000%)	7.197(c)	05/25/33		8,462	8,554,554
Series 2024-02R, Class A, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)	7.042(c)	03/29/27		6,213	6,274,522

PRET Trust, Series 2024-RPL02, Class A1, 144A	4.075(cc)	06/25/64		3,976	3,801,059
PRPM LLC,
Series 2024-06, Class A1, 144A	5.699(cc)	11/25/29		6,802	6,805,944
Series 2024-RPL02, Class A1, 144A	3.500(cc)	05/25/54		1,172	1,147,359
Series 2025-RCF02, Class A1, 144A	4.000(cc)	10/25/64		4,083	4,018,741
Series 2025-RPL01, Class A1, 144A	4.000(cc)	03/25/55		6,281	6,184,262
Series 2025-RPL01, Class A2, 144A	4.000(cc)	03/25/55		1,267	1,220,153
Series 2025-RPL01, Class A3, 144A	4.000(cc)	03/25/55		747	711,133
Series 2025-RPL01, Class M1A, 144A	4.000(cc)	03/25/55		729	691,207
Series 2025-RPL01, Class M1B, 144A	4.000(cc)	03/25/55		257	240,547
Radnor Re Ltd.,
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 3.700% (Cap N/A, Floor 3.700%)	7.397(c)	11/25/31		583	588,438
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.700% (Cap N/A, Floor 2.700%)	6.397(c)	07/25/33		380	381,565

Santander Mortgage Asset Receivable Trust, Series 2025-NQM02, Class A1, 144A	5.732(cc)	02/25/65		7,268	7,360,493
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-18, Class 3A1	4.755(cc)	12/25/34		61	57,231
Verus Securitization Trust,
Series 2025-02, Class A1, 144A	5.307(cc)	03/25/70		6,818	6,875,029
Series 2025-08, Class A1, 144A	4.869(cc)	09/25/70		5,036	5,048,940
Series 2025-09, Class A1, 144A	4.935(cc)	10/27/70		4,647	4,670,905

Total Residential Mortgage-Backed Securities (cost $334,416,249)					338,964,800

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds 2.6%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	0.125%	07/09/30	EUR	2,365	$2,359,628
Sr. Unsec’d. Notes	0.750(cc)	07/09/30		5,491	4,656,341
Sr. Unsec’d. Notes	1.000	07/09/29		10,724	9,463,717

Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes	7.000	10/12/28		2,000	2,065,500
Bermuda Government International Bond (Bermuda), Sr. Unsec’d. Notes, 144A	2.375	08/20/30		1,005	913,608
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		15,826	15,862,126
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	3.750	09/19/28	EUR	11,680	13,730,963
Sr. Unsec’d. Notes	5.375	01/21/29		4,395	4,375,223
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes(a)	5.500	02/22/29		3,407	3,458,105
Sr. Unsec’d. Notes	5.950	01/25/27		1,800	1,825,200
Sr. Unsec’d. Notes, 144A	5.500	02/22/29		3,513	3,565,695
Sr. Unsec’d. Notes, 144A	5.950	01/25/27		620	628,680
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		973	997,627

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	8.750	01/29/34		10,600	10,711,088
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN	3.875	02/16/26		6,950	6,930,540
Sr. Unsec’d. Notes, EMTN	4.750	04/16/26	EUR	5,110	6,057,139
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes	4.875	01/30/32	EUR	4,595	5,354,798
Sr. Unsec’d. Notes	5.250	03/22/30	EUR	6,546	7,873,266
Sr. Unsec’d. Notes	5.875	10/17/31	EUR	8,218	9,978,648

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, MTN	1.375	02/10/31		10,000	8,685,536
Japan International Cooperation Agency (Japan),
Gov’t. Gtd. Notes	2.125	10/20/26		10,000	9,880,142
Gov’t. Gtd. Notes	4.000	05/23/28		10,760	10,796,490

Morocco Government International Bond (Morocco), Sr. Unsec’d. Notes	2.375	12/15/27		10,000	9,618,800
Province of Alberta (Canada), Sr. Unsec’d. Notes	3.300	03/15/28		1,510	1,496,145
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.485(cc)	03/02/26		565	566,673
Republic of South Africa Government International Bond (South Africa), Sr. Unsec’d. Notes, Series 12Y	3.750	07/24/26	EUR	20,000	23,798,746
Romanian Government International Bond (Romania), Sr. Unsec’d. Notes, EMTN	6.625	09/27/29	EUR	10,500	13,678,346
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	1.500	06/26/29	EUR	4,492	4,960,230
Sr. Unsec’d. Notes	6.250	05/26/28		2,135	2,210,447
Sr. Unsec’d. Notes, 144A	1.500	06/26/29	EUR	2,410	2,661,210
Sr. Unsec’d. Notes, 144A	1.650	03/03/33	EUR	492	495,165

Total Sovereign Bonds (cost $189,139,401)					199,655,822
U.S. Government Agency Obligations 7.0%
Federal Farm Credit Bank	1.230	07/29/30		6,600	5,872,850
Federal Farm Credit Bank	1.550	07/26/30		550	496,590
Federal Farm Credit Bank	2.150	12/01/31		20,000	17,919,398
Federal Farm Credit Bank	2.200	12/09/31		10,000	8,961,873
Federal Home Loan Mortgage Corp.	2.500	09/01/46		4,937	4,286,781
Federal Home Loan Mortgage Corp.	2.500	01/01/51		446	382,069
Federal Home Loan Mortgage Corp.	2.500	04/01/51		7,715	6,612,261
Federal Home Loan Mortgage Corp.	2.500	05/01/51		4,190	3,569,343
Federal Home Loan Mortgage Corp.	2.500	07/01/51		2,217	1,898,354

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	11/01/51	14,818	$12,845,931
Federal Home Loan Mortgage Corp.	2.500	01/01/52	862	745,145
Federal Home Loan Mortgage Corp.	2.500	02/01/52	1,222	1,049,084
Federal Home Loan Mortgage Corp.	3.000	07/01/46	2,686	2,487,233
Federal Home Loan Mortgage Corp.	3.000	11/01/50	606	541,567
Federal Home Loan Mortgage Corp.	3.000	02/01/52	5,984	5,317,227
Federal Home Loan Mortgage Corp.	3.500	10/01/45	4,386	4,162,364
Federal Home Loan Mortgage Corp.	3.500	02/01/52	1,032	959,251
Federal Home Loan Mortgage Corp.	3.500	04/01/52	1,252	1,159,284
Federal Home Loan Mortgage Corp.	4.000	05/01/52	6,767	6,501,850
Federal Home Loan Mortgage Corp.	5.000	08/01/52	2,916	2,927,937
Federal Home Loan Mortgage Corp.	5.000	10/01/54	358	358,272
Federal Home Loan Mortgage Corp.	5.500	11/01/52	25,701	26,188,410
Federal Home Loan Mortgage Corp.(h)	6.750	03/15/31	545	618,085
Federal National Mortgage Assoc.	2.500	12/01/34	4,658	4,433,186
Federal National Mortgage Assoc.	2.500	08/01/35	2,077	1,969,478
Federal National Mortgage Assoc.(k)	2.500	08/01/36	50,801	48,162,206
Federal National Mortgage Assoc.	2.500	06/01/50	413	354,903
Federal National Mortgage Assoc.	2.500	10/01/50	1,662	1,425,459
Federal National Mortgage Assoc.	2.500	04/01/51	3,899	3,341,298
Federal National Mortgage Assoc.	2.500	06/01/51	3,526	3,019,515
Federal National Mortgage Assoc.	2.500	07/01/51	782	669,593
Federal National Mortgage Assoc.	2.500	09/01/51	2,094	1,791,893
Federal National Mortgage Assoc.	2.500	10/01/51	2,133	1,824,939
Federal National Mortgage Assoc.	3.000	03/01/43	19,223	17,771,680
Federal National Mortgage Assoc.	3.000	08/01/43	326	301,002
Federal National Mortgage Assoc.	3.000	04/01/48	525	484,636
Federal National Mortgage Assoc.	3.000	10/01/51	518	461,009
Federal National Mortgage Assoc.	3.000	10/01/51	4,492	3,999,427
Federal National Mortgage Assoc.	3.000	12/01/51	1,773	1,580,501
Federal National Mortgage Assoc.	3.000	01/01/52	1,699	1,520,830
Federal National Mortgage Assoc.	3.500	09/01/51	6,087	5,666,628
Federal National Mortgage Assoc.	4.000	04/01/52	914	881,403
Federal National Mortgage Assoc.	4.000	04/01/52	1,056	1,012,606
Federal National Mortgage Assoc.	4.000	05/01/52	7,064	6,761,216
Federal National Mortgage Assoc.	5.000	TBA	14,000	13,976,456
Federal National Mortgage Assoc.	5.000	TBA	65,000	64,819,592
Federal National Mortgage Assoc.	5.000	08/01/52	3,771	3,786,110
Federal National Mortgage Assoc.	5.000	11/01/54	278	278,178
Federal National Mortgage Assoc.	5.000	12/01/54	51,867	51,885,142
Federal National Mortgage Assoc.	5.000	01/01/55	6,977	6,978,713
Federal National Mortgage Assoc.	5.500	10/01/52	2,322	2,363,404
Federal National Mortgage Assoc.	5.500	11/01/52	3,899	3,978,256
Federal National Mortgage Assoc.	5.500	12/01/54	11,303	11,465,215
Federal National Mortgage Assoc.	6.000	11/01/52	4,493	4,631,792
Federal National Mortgage Assoc.	6.000	12/01/52	5,338	5,513,227
Federal National Mortgage Assoc.	6.000	10/01/54	378	387,412
Federal National Mortgage Assoc.	6.500	01/01/53	6,996	7,238,364
Federal National Mortgage Assoc.	6.625	11/15/30	605	678,331
Federal National Mortgage Assoc.	7.125	01/15/30	580	652,108
Government National Mortgage Assoc.	3.500	09/20/51	2,012	1,862,677
Government National Mortgage Assoc.	3.500	12/20/51	21,140	19,562,914
Government National Mortgage Assoc.	3.500	02/20/52	12,120	11,209,577
Government National Mortgage Assoc.	3.500	04/20/52	2,987	2,762,995
Government National Mortgage Assoc.	3.500	07/20/52	2,461	2,278,832
Government National Mortgage Assoc.	4.000	03/20/52	1,032	985,073
Government National Mortgage Assoc.	4.000	06/20/52	12,989	12,395,131
Government National Mortgage Assoc.	4.000	08/20/52	14,962	14,271,114
Government National Mortgage Assoc.	4.500	07/20/52	2,164	2,129,649
Government National Mortgage Assoc.	4.500	08/20/52	11,717	11,532,015
Government National Mortgage Assoc.	4.500	09/20/52	5,212	5,128,698
Government National Mortgage Assoc.	5.000	02/20/54	2,529	2,539,159
Government National Mortgage Assoc.	5.500	08/20/54	9,513	9,633,508

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	5.500%	09/20/54	8,574	$8,700,404
Government National Mortgage Assoc.	5.500	10/20/54	23,721	24,020,426
Resolution Funding Corp. Principal Strips, Bonds	5.143(s)	01/15/30	4,330	3,719,558
U.S. Department of Housing & Urban Development, U.S. Gov’t. Gtd. Notes	4.480	08/01/30	553	553,608
U.S. International Development Finance Corp., U.S. Gov’t. Gtd. Notes	3.250	10/15/30	2,639	2,583,326

Total U.S. Government Agency Obligations (cost $529,690,433)				537,795,531
U.S. Treasury Obligations 24.0%
U.S. Treasury Bonds(h)	4.750	05/15/55	345	337,184
U.S. Treasury Bonds(h)	4.875	08/15/45	565	568,178
U.S. Treasury Notes	0.500	04/30/27	213,615	205,821,390
U.S. Treasury Notes(k)	0.750	05/31/26	5,870	5,814,052
U.S. Treasury Notes	0.750	01/31/28	91,110	86,259,104
U.S. Treasury Notes	1.250	11/30/26	134,030	131,495,995
U.S. Treasury Notes(k)	2.250	02/15/27	243,000	239,782,148
U.S. Treasury Notes	2.750	07/31/27	17,310	17,115,262
U.S. Treasury Notes	3.125	08/31/27	55,050	54,708,088
U.S. Treasury Notes(h)	3.375	11/30/27	243,935	243,248,933
U.S. Treasury Notes(h)	3.500	09/30/27	236,285	236,155,782
U.S. Treasury Notes	3.500	01/15/29	410	408,815
U.S. Treasury Notes(h)(kk)	3.500	11/30/30	17,650	17,423,859
U.S. Treasury Notes	3.625	08/31/27	138,670	138,854,171
U.S. Treasury Notes	3.625	08/31/29	265	264,503
U.S. Treasury Notes	3.625	08/31/30	480	476,925
U.S. Treasury Notes	3.625	12/31/30	920	912,741
U.S. Treasury Notes	3.875	07/31/30	1,633	1,640,527
U.S. Treasury Notes	4.000	01/15/27	63,305	63,562,177
U.S. Treasury Notes(k)	4.125	02/28/27	167,090	168,088,624
U.S. Treasury Notes(h)	4.250	08/15/35	5,575	5,580,227
U.S. Treasury Notes	4.375	12/15/26	211,905	213,320,459
U.S. Treasury Strips Coupon	1.020(s)	05/15/33	75	55,572
U.S. Treasury Strips Coupon(h)	1.398(s)	11/15/41	855	394,560
U.S. Treasury Strips Coupon	1.450(s)	08/15/42	465	204,387
U.S. Treasury Strips Coupon(h)	2.027(s)	05/15/39	1,120	599,482
U.S. Treasury Strips Coupon(h)	2.056(s)	11/15/38	2,240	1,233,187
U.S. Treasury Strips Coupon(h)	2.058(s)	02/15/39	2,275	1,234,779
U.S. Treasury Strips Coupon(h)	2.420(s)	08/15/40	1,500	744,523
U.S. Treasury Strips Coupon	2.857(s)	05/15/31	100	81,346
U.S. Treasury Strips Coupon	3.019(s)	11/15/35	140	91,149
U.S. Treasury Strips Coupon	4.805(s)	02/15/42	45	20,387

Total U.S. Treasury Obligations (cost $1,833,612,551)				1,836,498,516

	Shares
Affiliated Exchange-Traded Funds 4.1%
PGIM AAA CLO ETF	2,863,187	147,568,658

PGIM Active High Yield Bond ETF	676,370	24,146,409

PGIM Corporate Bond 0-5 Year ETF	2,275,000	115,034,920

PGIM Corporate Bond 5-10 Year ETF	500,000	25,408,750

Total Affiliated Exchange-Traded Funds (cost $310,868,119)(wa)		312,158,737
Common Stocks 0.1%
Chemicals 0.0%
TPC Group, Inc.*	17,363	318,316

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Interactive Media & Services 0.0%
Diamond Sports Group LLC*(x)	57,273	$10,767
Wireless Telecommunication Services 0.1%
Digicel International Finance Ltd. (Jamaica)*(x)	257,178	4,693,627

Total Common Stocks (cost $648,801)		5,022,710
Preferred Stocks 0.2%
Capital Markets 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(oo)	5,000	117,150
Electronic Equipment, Instruments & Components 0.2%
QXO, Inc., 4.750%, Maturing 12/31/79^	10,730,000	10,730,000
Wireless Telecommunication Services 0.0%
Digicel International Finance Ltd. (Jamaica)*^(x)	16,694	209,546

Total Preferred Stocks (cost $10,913,730)		11,056,696

	Units
Warrants* 0.0%
Hotels, Restaurants & Leisure 0.0%
Codere Group Topco SA (Spain), expiring 09/30/34^	18	64
Interactive Media & Services 0.0%
Diamond Sports Group LLC, expiring 06/30/26(x)	107,119	1

Total Warrants (cost $699)		65

Total Long-Term Investments (cost $7,519,178,726)		7,606,712,898

	Shares
Short-Term Investments 2.3%
Affiliated Mutual Funds 2.3%
PGIM Core Government Money Market Fund (7-day effective yield 3.805%)(wa)	104,207,159	104,207,159
PGIM Institutional Money Market Fund (7-day effective yield 3.853%) (cost $71,299,357; includes $71,073,817 of cash collateral for securities on loan)(b)(wa)	71,347,168	71,304,360

Total Affiliated Mutual Funds (cost $175,506,516)		175,511,519
Options Purchased*~ 0.0%
(cost $1,900,860)		1,776,189

Total Short-Term Investments (cost $177,407,376)		177,287,708

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 101.8% (cost $7,696,586,102)		7,784,000,606

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Description	Value
Options Written*~ (0.0)%
(premiums received $3,162,726)	$(2,220,628)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 101.8% (cost $7,693,423,376)	7,781,779,978
Liabilities in excess of other assets(z) (1.8)%	(135,566,942)

Net Assets 100.0%	$7,646,213,036

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

BRL—Brazilian Real
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
IDR—Indonesian Rupiah
INR—Indian Rupee
KRW—South Korean Won
MXN—Mexican Peso
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
BABs—Build America Bonds
BARC—Barclays Bank PLC
BNP—BNP Paribas S.A.
BNY—Bank of New York Mellon
BOA—Bank of America, N.A.
BROIS—Brazil Overnight Index Swap
CBOE—Chicago Board Options Exchange
CDX—Credit Derivative Index
CITI—Citibank, N.A.
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
COP—Certificates of Participation
DAC—Designated Activity Company
DB—Deutsche Bank AG
EMTN—Euro Medium Term Note
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
GMTN—Global Medium Term Note
GSI—Goldman Sachs International
HSBC—HSBC Bank PLC
iBoxx—Bond Market Indices
IG—Investment Grade
IO—Interest Only (Principal amount represents notional)
JPM—JPMorgan Chase Bank N.A.
LP—Limited Partnership
M—Monthly payment frequency for swaps
MSI—Morgan Stanley & Co. International PLC
MTN—Medium Term Note
N/A—Not Applicable
OTC—Over-the-counter
PIK—Payment-in-Kind
PO—Principal Only

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Q—Quarterly payment frequency for swaps
RBC—Royal Bank of Canada
REITs—Real Estate Investment Trust
REMIC—Real Estate Mortgage Investment Conduit
SCB—Standard Chartered Bank
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SSB—State Street Bank & Trust Company
T—Swap payment upon termination
TBA—To Be Announced
TD—The Toronto-Dominion Bank
UAG—UBS AG

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $61,029,817 and 0.8% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $69,380,932; cash collateral of $71,073,817 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Cencora, Inc., Sr. Unsec’d. Notes, 3.450%, 12/15/27	06/06/23	$80,622	$84,181	0.0%
Diamond Sports Group LLC*	01/02/25	149,955	10,767	0.0
Diamond Sports Group LLC, expiring 06/30/26	01/02/25	—	1	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 1B14, 144A, 0.000%(s), 12/31/30	11/14/23	36	36	0.0
Digicel Group Holdings Ltd. (Jamaica) Sr. Sec’d. Notes, Series 3B14, 144A, 0.000%(s), 12/31/30^	11/14/23	24	—	0.0
Digicel International Finance Ltd. (Jamaica)*^	01/26/24-01/29/24	58,730	209,546	0.0
Digicel International Finance Ltd. (Jamaica)*	01/29/24-01/30/24	310,724	4,693,627	0.1
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	07/30/25	6,240,000	6,488,477	0.1
DISH DBS Corp., Gtd. Notes, 5.125%, 06/01/29	04/19/24	282,750	641,625	0.0
DISH DBS Corp., Gtd. Notes, 7.375%, 07/01/28	04/19/24	152,250	335,901	0.0
DISH DBS Corp., Gtd. Notes, 7.750%, 07/01/26	11/18/21-09/12/25	14,919,219	14,585,674	0.2
DISH Network Corp., Sr. Sec’d. Notes, 144A, 11.750%, 11/15/27	01/17/23-02/20/24	4,474,563	4,498,405	0.0
EchoStar Corp., Sr. Sec’d. Notes, 10.750%, 11/30/29	05/13/25-10/10/25	11,642,125	12,358,804	0.2
Greystone Commercial Capital Trust, Sr. Unsec’d. Notes, Series A, 144A, 1 Month SOFR + 3.150%, 7.460%(c), 05/31/26^(d)	05/18/21	9,290,119	8,268,206	0.1
Total		$47,601,117	$52,175,250	0.7%
(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitments outstanding at January 31, 2026:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Delayed Draw Term Loan, Delayed Draw Term Loan, 1.000%, Maturity Date 07/09/32 (cost $129,095)^	131	$129,267	$172	$—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Unfunded loan commitments outstanding at January 31, 2026 (continued):
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
ClubCorp Holdings, Inc., Revolver Loan, Revolver Loan, 0.500%, Maturity Date 07/10/31 (cost $215,159)^	218	$215,446	$287	$—
Doncasters US Finance LLC, 2025 Delayed Draw Term Loan, 2025 Delayed Draw Term Loan, 1.500%, Maturity Date 04/01/30 (cost $2,520,000)^	2,520	2,538,900	18,900	—
		$2,883,613	$19,359	$—
Forward Commitment Contract:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $8,185,625)	6.000%	TBA	03/12/26	$(8,000)	$(8,187,773)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.38		484		1,210	$48,400
(cost $54,725)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%	—		26,280	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%	—		52,560	—
Currency Option EUR vs CZK	Call	CITI	02/05/26	26.00	—	EUR	3,909	—
Currency Option EUR vs CZK	Call	MSI	02/24/26	26.00	—	EUR	3,922	6
Currency Option EUR vs HUF	Call	MSI	02/18/26	420.00	—	EUR	3,955	92
Currency Option EUR vs RON	Call	MSI	02/11/26	5.50	—	EUR	7,816	57
Currency Option EUR vs TRY	Call	BOA	02/17/26	99.00	—	EUR	15,651	5,120
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		4,588	90
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		2,295	45
Currency Option USD vs BRL	Call	CITI	02/18/26	6.50	—		2,295	45
Currency Option USD vs BRL	Call	CITI	02/19/26	6.50	—		9,168	200
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50	—		4,589	126
Currency Option USD vs BRL	Call	MSI	02/24/26	6.50	—		4,593	126
Currency Option USD vs BRL	Call	MSI	02/25/26	6.50	—		4,605	137
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00	—		4,593	384
Currency Option USD vs COP	Call	CITI	02/25/26	4,500.00	—		4,593	384
Currency Option USD vs COP	Call	MSI	02/25/26	4,500.00	—		4,605	385
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00	—		15,310	194
Currency Option USD vs TRY	Call	JPM	02/06/26	99.00	—		6,863	253
Currency Option USD vs TRY	Call	BOA	02/17/26	99.00	—		16,023	8,217
Currency Option USD vs TRY	Call	BOA	02/25/26	99.00	—		4,593	2,503
Currency Option USD vs ZAR	Call	MSI	02/19/26	19.00	—		9,168	611
Currency Option USD vs COP	Put	DB	02/05/26	3,200.00	—		4,573	—
Currency Option USD vs COP	Put	MSI	02/25/26	3,200.00	—		4,614	53
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00	—		15,310	308,914
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50	—		6,883	472,352
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50	—		6,883	472,352
Total OTC Traded (cost $1,332,653)								$1,272,646

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	76,480		$435,447

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	76,480		$8
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.90%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	216,410		6,627
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	03/18/26	0.85%	CDX.NA.IG.45.V1(Q)	1.00%(Q)	81,710		13,061
Total OTC Swaptions (cost $513,482)									$455,143
Total Options Purchased (cost $1,900,860)									$1,776,189
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR	Call	03/13/26	$96.50		484		1,210	$(21,175)
(premiums received $26,000)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs CZK	Call	CITI	02/05/26	24.30		—	EUR	3,909	$(12,276)
Currency Option EUR vs CZK	Call	MSI	02/24/26	24.35		—	EUR	3,922	(15,041)
Currency Option EUR vs HUF	Call	MSI	02/18/26	387.00		—	EUR	3,955	(8,971)
Currency Option EUR vs RON	Call	MSI	02/11/26	5.10		—	EUR	7,816	(14,932)
Currency Option EUR vs TRY	Call	BOA	02/17/26	53.25		—	EUR	15,651	(117,202)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		4,588	(15,439)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		2,295	(7,723)
Currency Option USD vs BRL	Call	CITI	02/18/26	5.42		—		2,295	(7,723)
Currency Option USD vs BRL	Call	CITI	02/19/26	5.38		—		9,168	(44,078)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.35		—		4,589	(31,962)
Currency Option USD vs BRL	Call	MSI	02/24/26	5.40		—		4,593	(22,704)
Currency Option USD vs BRL	Call	MSI	02/25/26	5.30		—		4,605	(46,578)
Currency Option USD vs COP	Call	CITI	02/25/26	3,750.00		—		4,593	(59,816)
Currency Option USD vs COP	Call	MSI	02/25/26	3,750.00		—		4,605	(59,972)
Currency Option USD vs COP	Call	CITI	02/25/26	3,800.00		—		4,593	(40,996)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		15,310	(144,250)
Currency Option USD vs TRY	Call	JPM	02/06/26	45.00		—		6,863	(7,107)
Currency Option USD vs TRY	Call	BOA	02/17/26	45.00		—		16,023	(63,281)
Currency Option USD vs TRY	Call	BOA	02/25/26	44.30		—		4,593	(38,011)
Currency Option USD vs ZAR	Call	MSI	02/19/26	16.35		—		9,168	(63,701)
Currency Option USD vs COP	Put	DB	02/05/26	3,800.00		—		4,573	(130,313)
Currency Option USD vs COP	Put	MSI	02/25/26	3,800.00		—		4,614	(147,728)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		6,883	(62,754)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		6,883	(62,754)
Total OTC Traded (premiums received $1,553,328)									$(1,225,312)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%	76,480		$(226,571)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%	76,480		(133,046)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)	9,240		(10,557)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$102.76	5.00%(Q)	CDX.NA.HY.45.V1(Q)	12,820		(14,647)
CDX.NA.HY.45.V1, 12/20/30	Put	BARC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)	9,450		(15,426)
CDX.NA.HY.45.V1, 12/20/30	Put	RBC	03/18/26	$104.28	5.00%(Q)	CDX.NA.HY.45.V1(Q)	15,470		(25,254)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	02/18/26	0.73%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	75,600		(4,036)
CDX.NA.IG.45.V1, 12/20/30	Put	BARC	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	216,410		(83,624)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	163,420		(133,087)

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)	402,625		$(327,893)
Total OTC Swaptions (premiums received $1,583,398)									$(974,141)
Total Options Written (premiums received $3,162,726)									$(2,220,628)
Futures contracts outstanding at January 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
8,336	2 Year U.S. Treasury Notes	Mar. 2026	$1,737,990,879	$(1,907,348)
630	5 Year U.S. Treasury Notes	Mar. 2026	68,625,705	(6,445)
2,112	20 Year U.S. Treasury Bonds	Mar. 2026	243,144,000	(1,905,694)
				(3,819,487)
Short Positions:
150	5 Year Euro-Bobl	Mar. 2026	20,733,550	68,189
88	10 Year Euro-Bund	Mar. 2026	13,369,515	119,875
1,323	10 Year U.S. Treasury Notes	Mar. 2026	147,948,616	858,617
819	10 Year U.S. Ultra Treasury Notes	Mar. 2026	93,493,969	991,456
1,009	30 Year U.S. Ultra Treasury Bonds	Mar. 2026	118,494,438	2,066,739
100	Euro Schatz Index	Mar. 2026	12,671,984	8,797
90	CBOE iBoxx iShares Investment Grade Corporate Bond Index	Mar. 2026	13,213,350	(29,466)
				4,084,207
				$264,720
Bond forward contracts outstanding at January 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contracts:
U.S. Treasury Bond
3.375%, 11/30/2027	GSI	03/11/26	296,000	$99.74	$295,235,559	$295,340,485	$104,926	$—
3.375%, 11/30/2027	GSI	03/11/26	376,000	$99.74	375,028,954	375,162,238	133,284	—
2.250%, 11/15/2027	JPM	03/17/26	102,600	$98.06	100,608,372	100,526,727	—	(81,645)
2.375%, 5/15/2027	JPM	03/17/26	217,100	$98.78	214,461,469	214,333,899	—	(127,570)
					$985,334,354	$985,363,349	$238,210	$(209,215)
Forward foreign currency exchange contracts outstanding at January 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	BARC	BRL	14,618	$2,750,000	$2,774,566	$24,566	$—
Expiring 02/03/26	GSI	BRL	126,174	23,143,387	23,949,096	805,709	—
Expiring 03/03/26	CITI	BRL	63,758	12,166,577	12,028,864	—	(137,713)
Expiring 03/03/26	CITI	BRL	14,630	2,759,000	2,760,080	1,080	—
Expiring 03/03/26	DB	BRL	24,487	4,589,000	4,619,826	30,826	—
Expiring 03/03/26	GSI	BRL	24,058	4,614,000	4,538,880	—	(75,120)
Chilean Peso,
Expiring 03/18/26	BOA	CLP	2,188,031	2,401,000	2,503,193	102,193	—
Expiring 03/18/26	CITI	CLP	3,303,632	3,682,466	3,779,485	97,019	—

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/26	CITI	CLP	1,953,960	$2,178,534	$2,235,406	$56,872	$—
Expiring 03/18/26	DB	CLP	3,195,858	3,605,000	3,656,186	51,186	—
Chinese Renminbi,
Expiring 03/18/26	HSBC	CNH	49,247	7,008,347	7,094,785	86,438	—
Colombian Peso,
Expiring 02/02/26	MSI	COP	17,286,200	4,549,000	4,673,143	124,143	—
Expiring 03/18/26	CITI	COP	39,805,100	10,176,429	10,664,398	487,969	—
Czech Koruna,
Expiring 04/22/26	BOA	CZK	75,061	3,594,000	3,659,128	65,128	—
Euro,
Expiring 04/22/26	MSI	EUR	14,349	17,269,769	17,074,553	—	(195,216)
Indian Rupee,
Expiring 03/18/26	BOA	INR	1,150,815	12,699,000	12,500,164	—	(198,836)
Expiring 03/18/26	BOA	INR	701,195	7,736,000	7,616,385	—	(119,615)
Expiring 03/18/26	CITI	INR	579,683	6,374,000	6,296,527	—	(77,473)
Expiring 03/18/26	JPM	INR	2,584,292	28,422,233	28,070,598	—	(351,635)
Expiring 03/18/26	UAG	INR	2,584,292	28,498,710	28,070,598	—	(428,112)
Indonesian Rupiah,
Expiring 03/13/26	BOA	IDR	95,894,317	5,676,000	5,711,485	35,485	—
Expiring 03/13/26	CITI	IDR	228,390,000	13,644,184	13,602,956	—	(41,228)
Expiring 03/13/26	SCB	IDR	107,023,291	6,384,000	6,374,329	—	(9,671)
Mexican Peso,
Expiring 03/18/26	BOA	MXN	393,569	21,905,000	22,420,640	515,640	—
Expiring 03/18/26	CITI	MXN	131,318	7,504,000	7,480,836	—	(23,164)
Expiring 03/18/26	DB	MXN	93,255	5,154,000	5,312,473	158,473	—
New Taiwanese Dollar,
Expiring 03/18/26	CITI	TWD	93,066	2,940,000	2,939,972	—	(28)
Expiring 03/18/26	JPM	TWD	142,352	4,549,000	4,496,936	—	(52,064)
Expiring 03/18/26	MSI	TWD	203,715	6,539,983	6,435,402	—	(104,581)
Expiring 03/18/26	MSI	TWD	146,394	4,632,000	4,624,640	—	(7,360)
Expiring 03/18/26	MSI	TWD	137,547	4,415,000	4,345,153	—	(69,847)
Expiring 03/18/26	MSI	TWD	136,382	4,385,000	4,308,355	—	(76,645)
Expiring 03/18/26	SCB	TWD	130,795	4,189,000	4,131,859	—	(57,141)
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	15,431	4,573,793	4,574,919	1,126	—
Expiring 03/18/26	CITI	PEN	12,700	3,774,000	3,765,194	—	(8,806)
Philippine Peso,
Expiring 03/18/26	BOA	PHP	237,472	3,991,000	4,023,852	32,852	—
Expiring 03/18/26	CITI	PHP	219,884	3,742,000	3,725,819	—	(16,181)
Expiring 03/18/26	SCB	PHP	264,636	4,473,000	4,484,126	11,126	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	22,114	6,230,000	6,223,612	—	(6,388)
Expiring 04/22/26	TD	PLN	9,519	2,670,000	2,679,007	9,007	—
Singapore Dollar,
Expiring 03/18/26	BOA	SGD	11,119	8,717,000	8,770,363	53,363	—
Expiring 03/18/26	DB	SGD	4,976	3,888,000	3,924,727	36,727	—
Expiring 03/18/26	GSI	SGD	7,691	6,054,400	6,066,073	11,673	—
Expiring 03/18/26	HSBC	SGD	3,255	2,538,000	2,567,358	29,358	—
Expiring 03/18/26	JPM	SGD	11,493	9,081,600	9,064,662	—	(16,938)
Expiring 03/18/26	JPM	SGD	11,412	8,961,000	9,001,431	40,431	—
Expiring 03/18/26	MSI	SGD	8,338	6,522,000	6,576,435	54,435	—
Expiring 03/18/26	MSI	SGD	3,037	2,368,000	2,395,529	27,529	—
Expiring 03/18/26	SSB	SGD	11,668	9,109,000	9,202,655	93,655	—
Expiring 03/18/26	SSB	SGD	7,625	5,953,000	6,014,377	61,377	—
South African Rand,
Expiring 03/18/26	DB	ZAR	38,970	2,268,000	2,403,758	135,758	—
Expiring 03/18/26	GSI	ZAR	29,961	1,758,681	1,848,070	89,389	—
Expiring 03/18/26	JPM	ZAR	46,905	2,850,000	2,893,203	43,203	—

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 03/18/26	JPM	KRW	16,534,326	$11,287,000	$11,415,675	$128,675	$—
Expiring 03/18/26	MSI	KRW	6,896,225	4,783,000	4,761,311	—	(21,689)
Expiring 03/18/26	MSI	KRW	2,491,565	1,696,500	1,720,233	23,733	—
Expiring 03/18/26	UAG	KRW	4,811,741	3,332,000	3,322,136	—	(9,864)
Turkish Lira,
Expiring 02/12/26	BOA	TRY	195,443	4,422,747	4,449,785	27,038	—
Expiring 02/12/26	GSI	TRY	159,614	3,608,000	3,634,041	26,041	—
Expiring 02/12/26	UAG	TRY	202,134	4,588,000	4,602,103	14,103	—
Expiring 02/12/26	UAG	TRY	133,486	3,018,000	3,039,164	21,164	—
Expiring 02/23/26	BARC	TRY	322,004	7,235,060	7,272,678	37,618	—
Expiring 02/26/26	HSBC	TRY	322,004	7,243,116	7,256,863	13,747	—
				$430,869,516	$432,430,056	3,665,855	(2,105,315)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 02/03/26	CITI	BRL	63,758	$12,242,268	$12,101,833	$140,435	$—
Expiring 02/03/26	CITI	BRL	15,607	2,881,000	2,962,402	—	(81,402)
Expiring 02/03/26	DB	BRL	29,175	5,375,000	5,537,731	—	(162,731)
Expiring 02/03/26	GSI	BRL	17,358	3,205,000	3,294,769	—	(89,769)
Expiring 02/03/26	GSI	BRL	14,893	2,733,000	2,826,927	—	(93,927)
British Pound,
Expiring 04/22/26	BNY	GBP	35,961	48,382,569	49,201,922	—	(819,353)
Chilean Peso,
Expiring 03/18/26	CITI	CLP	15,482,768	16,830,560	17,712,893	—	(882,333)
Chinese Renminbi,
Expiring 03/18/26	BNP	CNH	92,750	13,378,200	13,361,959	16,241	—
Expiring 03/18/26	HSBC	CNH	53,346	7,662,000	7,685,322	—	(23,322)
Expiring 03/18/26	HSBC	CNH	52,487	7,539,000	7,561,445	—	(22,445)
Expiring 03/18/26	JPM	CNH	61,863	8,918,800	8,912,219	6,581	—
Colombian Peso,
Expiring 02/02/26	CITI	COP	17,286,200	4,549,000	4,673,143	—	(124,143)
Expiring 03/18/26	MSI	COP	10,578,629	2,693,000	2,834,177	—	(141,177)
Czech Koruna,
Expiring 04/22/26	TD	CZK	462,945	22,289,096	22,567,939	—	(278,843)
Euro,
Expiring 04/22/26	DB	EUR	191,597	224,351,918	227,995,902	—	(3,643,984)
Expiring 04/22/26	SSB	EUR	223,530	260,971,027	265,995,219	—	(5,024,192)
Expiring 04/22/26	UAG	EUR	223,530	260,862,614	265,995,218	—	(5,132,604)
Indian Rupee,
Expiring 03/18/26	BOA	INR	807,235	8,929,000	8,768,196	160,804	—
Expiring 03/18/26	BOA	INR	741,655	8,169,000	8,055,867	113,133	—
Expiring 03/18/26	DB	INR	547,830	5,941,760	5,950,537	—	(8,777)
Expiring 03/18/26	GSI	INR	172,661	1,893,000	1,875,440	17,560	—
Expiring 03/18/26	HSBC	INR	1,061,620	11,701,000	11,531,326	169,674	—
Expiring 03/18/26	JPM	INR	386,405	4,198,225	4,197,131	1,094	—
Expiring 03/18/26	SSB	INR	446,469	4,933,000	4,849,546	83,454	—
Expiring 03/18/26	UAG	INR	775,672	8,428,015	8,425,360	2,655	—
Indonesian Rupiah,
Expiring 03/13/26	HSBC	IDR	242,382,864	14,246,544	14,436,374	—	(189,830)
Expiring 03/13/26	HSBC	IDR	68,121,092	4,018,256	4,057,306	—	(39,050)
Expiring 03/13/26	HSBC	IDR	66,622,153	3,936,200	3,968,029	—	(31,829)
Expiring 03/13/26	HSBC	IDR	53,796,703	3,188,000	3,204,143	—	(16,143)
Mexican Peso,
Expiring 03/18/26	BNY	MXN	67,740	3,690,639	3,858,966	—	(168,327)

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 03/18/26	MSI	MXN	326,803	$18,054,153	$18,617,123	$—	$(562,970)
New Taiwanese Dollar,
Expiring 03/18/26	MSI	TWD	246,735	7,813,000	7,794,415	18,585	—
Peruvian Nuevo Sol,
Expiring 03/18/26	CITI	PEN	9,209	2,723,000	2,730,371	—	(7,371)
Expiring 03/18/26	CITI	PEN	8,509	2,521,428	2,522,716	—	(1,288)
Expiring 03/18/26	CITI	PEN	6,023	1,780,500	1,785,784	—	(5,284)
Philippine Peso,
Expiring 03/18/26	CITI	PHP	299,066	5,038,000	5,067,520	—	(29,520)
Expiring 03/18/26	HSBC	PHP	170,496	2,865,000	2,888,972	—	(23,972)
Expiring 03/18/26	HSBC	PHP	119,219	2,014,508	2,020,099	—	(5,591)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	29,357	8,124,465	8,262,036	—	(137,571)
Singapore Dollar,
Expiring 03/18/26	BNP	SGD	6,758	5,270,000	5,330,308	—	(60,308)
Expiring 03/18/26	BOA	SGD	3,281	2,567,000	2,587,764	—	(20,764)
Expiring 03/18/26	CITI	SGD	3,067	2,391,000	2,419,086	—	(28,086)
Expiring 03/18/26	MSI	SGD	92,419	71,829,073	72,894,540	—	(1,065,467)
South African Rand,
Expiring 03/18/26	MSI	ZAR	152,291	9,173,410	9,393,645	—	(220,235)
Expiring 03/18/26	MSI	ZAR	90,627	5,473,000	5,590,116	—	(117,116)
Expiring 03/18/26	MSI	ZAR	76,538	4,554,872	4,721,063	—	(166,191)
South Korean Won,
Expiring 03/18/26	BOA	KRW	3,407,659	2,327,000	2,352,725	—	(25,725)
Expiring 03/18/26	CITI	KRW	21,299,626	14,544,355	14,705,746	—	(161,391)
Thai Baht,
Expiring 03/18/26	HSBC	THB	191,839	6,089,343	6,116,358	—	(27,015)
Expiring 03/18/26	HSBC	THB	104,225	3,320,000	3,322,980	—	(2,980)
Expiring 03/18/26	JPM	THB	113,072	3,600,000	3,605,056	—	(5,056)
Expiring 03/18/26	MSI	THB	86,265	2,753,000	2,750,380	2,620	—
Expiring 03/18/26	UAG	THB	174,286	5,569,000	5,556,736	12,264	—
				$1,178,531,798	$1,197,434,780	745,100	(19,648,082)
						$4,410,955	$(21,753,397)
Cross currency exchange contracts outstanding at January 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	55,082	EUR	2,257	$—	$(612)	BOA
Credit default swap agreements outstanding at January 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/30	1.000%(Q)	2,000	$169,491	$887	$168,604	BOA
Dominican Republic	12/20/30	1.000%(Q)	2,000	30,038	887	29,151	BOA
Emirate of Abu Dhabi	12/20/30	1.000%(Q)	2,000	(64,175)	887	(65,062)	BOA
Federal Republic of Nigeria	12/20/30	1.000%(Q)	2,000	171,940	887	171,053	BOA
Federation of Malaysia	12/20/30	1.000%(Q)	2,000	(56,668)	887	(57,555)	BOA
Federative Republic of Brazil	12/20/30	1.000%(Q)	9,000	104,937	3,992	100,945	BOA

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
Kingdom of Bahrain	12/20/30	1.000%(Q)	2,000	$84,525	$887	$83,638	BOA
Kingdom of Morocco	12/20/30	1.000%(Q)	2,000	(22,937)	887	(23,824)	BOA
Kingdom of Saudi Arabia	12/20/30	1.000%(Q)	9,000	(117,989)	3,992	(121,981)	BOA
People’s Republic of China	12/20/30	1.000%(Q)	9,000	(237,561)	3,992	(241,553)	BOA
Republic of Argentina	12/20/30	1.000%(Q)	2,000	345,708	887	344,821	BOA
Republic of Chile	12/20/30	1.000%(Q)	4,000	(112,790)	1,774	(114,564)	BOA
Republic of Colombia	12/20/30	1.000%(Q)	6,000	263,641	2,662	260,979	BOA
Republic of Indonesia	12/20/30	1.000%(Q)	7,000	(81,031)	3,105	(84,136)	BOA
Republic of Ivory Coast	12/20/30	1.000%(Q)	2,000	126,781	887	125,894	BOA
Republic of Panama	12/20/30	1.000%(Q)	3,000	30,791	1,331	29,460	BOA
Republic of Peru	12/20/30	1.000%(Q)	3,000	(56,518)	1,331	(57,849)	BOA
Republic of Philippines	12/20/30	1.000%(Q)	3,000	(57,932)	1,331	(59,263)	BOA
Republic of South Africa	12/20/30	1.000%(Q)	9,000	138,041	3,992	134,049	BOA
Republic of Turkey	12/20/30	1.000%(Q)	9,000	445,502	3,992	441,510	BOA
Sultanate of Oman	12/20/30	1.000%(Q)	2,000	(21,063)	887	(21,950)	BOA
United Mexican States	12/20/30	1.000%(Q)	9,000	(55,966)	3,992	(59,958)	BOA
				$1,026,765	$44,356	$982,409

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.44.V1	12/20/30	1.000%(Q)	100,000	1.274%	$(1,082,440)	$(53,755)	$(1,028,685)	BOA
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_24-PCA	08/02/27	1.650%(M)	15,170	*	$20,857	$(4,808)	$25,665	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Israel Electric Corp. Ltd.	09/20/28	1.000%(Q)		4,000	$(41,668)	$51,113	$(92,781)	BARC
Kingdom of Bahrain	06/20/28	1.000%(Q)		2,000	16,356	—	16,356	BARC
Kingdom of Morocco	12/20/27	1.000%(Q)		10,000	(134,040)	(49,725)	(84,315)	GSI
Republic of France	12/20/30	0.250%(Q)		6,040	(37,387)	(17,627)	(19,760)	BARC
Republic of Panama	06/20/28	1.000%(Q)		10,670	(78,049)	(48,356)	(29,693)	DB
Republic of Romania	12/20/29	1.000%(Q)	EUR	10,500	(27,553)	313,118	(340,671)	BARC
Republic of South Africa	06/20/26	1.000%(Q)		20,000	(85,963)	22,911	(108,874)	GSI
Republic of South Africa	12/20/28	1.000%(Q)		5,000	(35,183)	86,568	(121,751)	GSI
					$(423,487)	$358,002	$(781,489)

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Alphabet, Inc.	06/20/30	1.000%(Q)		7,945	0.329%	$226,375	$191,989	$34,386	GSI
Bank of Montreal^	11/20/29	1.250%(Q)		835	*	4,204	—	4,204	GSI
Bank of Nova Scotia	12/20/26	1.000%(Q)		4,961	0.152%	42,678	31,486	11,192	CITI
Barclays Bank PLC	06/20/26	1.000%(Q)	EUR	4,305	0.202%	21,634	13,167	8,467	GSI
Canadian Imperial Bank of Commerce^	06/20/28	1.100%(Q)		665	*	3,623	—	3,623	GSI
Citigroup, Inc.	12/20/26	1.000%(Q)		21,730	0.256%	166,940	132,471	34,469	GSI
Colombia Telecomunicaciones SA ESP	03/20/26	1.000%(T)		1,700	0.809%	2,373	(670)	3,043	BARC
Deutsche Telekom AG	06/20/26	1.000%(Q)	EUR	2,226	0.099%	12,252	9,337	2,915	JPM
Federative Republic of Brazil	06/20/26	1.000%(Q)		3,250	0.445%	10,673	7,415	3,258	BARC
General Motors Co.	06/20/26	5.000%(Q)		3,580	0.223%	87,482	53,178	34,304	GSI
Halliburton Co.	12/20/26	1.000%(Q)		1,600	0.166%	13,666	2,706	10,960	GSI
Hellenic Republic	12/20/26	1.000%(Q)		6,998	0.061%	65,876	56,220	9,656	BARC
Hellenic Republic	06/20/27	1.000%(Q)		1,440	0.097%	19,393	13,882	5,511	BARC
Hellenic Republic	12/20/27	1.000%(Q)		1,080	0.113%	18,869	12,861	6,008	BARC
HSBC Bank PLC	12/20/26	1.000%(Q)		7,462	0.169%	63,112	55,412	7,700	MSI
Kingdom of Norway	12/20/26	—%(Q)		20,000	0.039%	(6,900)	(8,809)	1,909	BARC
Kingdom of Saudi Arabia	03/20/26	1.000%(Q)		1,310	0.269%	2,784	1,302	1,482	CITI
Kingdom of Saudi Arabia	06/20/26	1.000%(Q)		1,310	0.274%	5,167	3,703	1,464	CITI
Kingdom of Spain	06/20/26	1.000%(Q)	EUR	5,077	0.029%	29,597	22,012	7,585	BARC
Kingdom of Spain	06/20/26	—%(Q)	EUR	4,800	0.048%	(1,055)	(436)	(619)	BARC
Nomura Holdings, Inc.	06/20/26	1.000%(Q)		13,385	0.233%	54,947	38,536	16,411	BARC
Oracle Corp.	06/20/30	1.000%(Q)		3,650	1.454%	(61,253)	72,889	(134,142)	GSI
Pacific Life	08/20/35	2.500%(Q)		1,000	2.925%	(28,461)	(3)	(28,458)	GSI
Petroleos Mexicanos	03/20/26	1.000%(T)		2,889	1.433%	1,604	(1,136)	2,740	BARC
Petroleos Mexicanos^	03/23/26	4.100%(M)		6,000	*	15,695	—	15,695	GSI
Petroleos Mexicanos^	05/07/26	4.750%(M)		9,120	*	110,168	—	110,168	GSI
Republic of Argentina	12/20/26	5.000%(Q)		4,000	2.178%	121,186	(36,845)	158,031	MSI
Republic of Ecuador	06/20/27	5.000%(Q)		9,700	1.938%	455,513	(41,553)	497,066	GSI
Republic of Ecuador	12/20/27	5.000%(Q)		900	2.256%	49,687	(5,815)	55,502	GSI
Republic of France	06/20/26	5.000%(Q)	EUR	1,385	1.591%	31,009	15,446	15,563	GSI
Republic of France	06/20/27	0.250%(Q)		3,280	0.094%	7,912	5,546	2,366	BARC
Republic of France	12/20/30	0.250%(Q)		6,040	0.250%	1,830	(36,299)	38,129	BARC

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2026 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of France	06/20/35	0.250%(Q)		2,390	0.523%	$(50,437)	$(79,198)	$28,761	BARC
Republic of France	06/20/35	0.250%(Q)		1,540	0.523%	(32,499)	(52,748)	20,249	BARC
Republic of Italy	06/20/26	1.000%(Q)		4,693	0.038%	22,933	17,174	5,759	BARC
Republic of Ivory Coast	06/20/27	1.000%(Q)		2,500	1.335%	(8,473)	(52,982)	44,509	MSI
Republic of Ivory Coast	06/20/27	1.000%(Q)		1,500	1.335%	(5,084)	(3,114)	(1,970)	BARC
Republic of Panama	03/20/26	1.000%(T)		2,653	0.478%	4,887	1,817	3,070	CITI
Republic of Panama	06/20/26	1.000%(Q)		2,407	0.478%	7,595	4,607	2,988	CITI
Republic of Panama^	06/20/28	1.000%(Q)		10,670	*	(7,722)	(71,887)	64,165	DB
Republic of Romania	12/20/26	1.000%(Q)		667	0.337%	4,648	2,903	1,745	BOA
Republic of Serbia	06/20/29	1.000%(Q)		1,165	0.979%	2,122	(16,114)	18,236	BARC
Siemens AG	06/20/26	1.000%(Q)	EUR	2,986	0.074%	16,780	12,939	3,841	JPM
Simon Property Group LP	06/20/26	1.000%(Q)		3,240	0.113%	14,982	2,867	12,115	GSI
Skandinaviska Enskilda Banken AB	12/20/26	1.000%(Q)		5,325	0.111%	47,746	41,424	6,322	MSI
Slovak Republic	12/20/27	1.000%(Q)		2,410	0.134%	41,198	36,647	4,551	BARC
SoftBank Group Corp.	06/20/26	1.000%(Q)		5,410	1.775%	(9,979)	(10,249)	270	GSI
Standard Chartered PLC	12/20/26	1.000%(Q)		3,427	0.180%	28,633	24,848	3,785	MSI
State of Qatar	12/20/26	1.000%(Q)		3,435	0.095%	31,297	26,438	4,859	BARC
TotalEnergies Capital SA	03/20/26	1.000%(T)	EUR	5,750	0.078%	16,274	8,417	7,857	JPM
TotalEnergies Capital SA	12/20/26	1.000%(Q)	EUR	3,158	0.104%	34,092	30,104	3,988	JPM
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	13,030	0.073%	15,026	7,738	7,288	BARC
U.S. Treasury Notes	06/20/27	0.250%(Q)	EUR	3,400	0.177%	5,227	(539)	5,766	BARC
UnitedHealth Group, Inc.	06/20/26	1.000%(Q)		3,370	0.156%	14,833	9,331	5,502	GSI
Verizon Communications, Inc.	06/20/26	1.000%(Q)		4,820	0.213%	20,416	7,702	12,714	GSI
						$1,763,075	$556,117	$1,206,958

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.45.V1	12/20/30	1.000%(Q)	235,680	$(5,341,070)	$(5,582,842)	$(241,772)
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the

PGIM Short Duration Multi-Sector Bond Fund

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at January 31, 2026:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
11,394	4.67%(A)	EUR	10,500	3.10%(A)	JPM	09/27/29	$(942,189)	$—	$(942,189)
Interest rate swap agreements outstanding at January 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
GBP	9,558	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.725%	$(448,713)	$391,176	$839,889
GBP	7,720	05/08/27	1.050%(A)	1 Day SONIA(1)(A)/ 3.725%	398,509	563,598	165,089
GBP	525	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.725%	(22,856)	104,513	127,369
GBP	2,010	05/08/32	1.150%(A)	1 Day SONIA(1)(A)/ 3.725%	143,032	470,712	327,680
GBP	500	05/08/34	1.200%(A)	1 Day SONIA(1)(A)/ 3.725%	(27,897)	148,224	176,121
	86,205	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	126,122	508,651	382,529
	141,225	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(131,031)	(131,031)
	20,835	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	3,854	(188,593)	(192,447)
	200,020	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	31,778	2,934,208	2,902,430
	114,725	01/28/29	4.110%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(2,346,592)	(2,346,592)
	124,475	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(132,349)	(3,187,347)	(3,054,998)
	43,620	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(1,072,498)	(1,072,498)
	10,735	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(74,082)	(678,067)	(603,985)
	16,863	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	791,566	791,566
	6,455	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	2,946,494	3,213,805	267,311
	53,275	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	779,132	2,218,625	1,439,493
	9,505	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	73,662	779,574	705,912
	33,250	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	2,129,958	2,129,958
	53,000	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(971,041)	671,284	1,642,325
					$2,825,645	$7,321,766	$4,496,121

PGIM Short Duration Multi-Sector Bond Fund
Schedule of Investments as of January 31, 2026 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2026 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
BRL	123,650	01/02/31	13.788%(T)	1 Day BROIS(1)(T)/ 0.055%	$(862,071)	$—	$(862,071)	GSI
BRL	123,650	01/02/31	13.940%(T)	1 Day BROIS(2)(T)/ 0.055%	835,361	—	835,361	GSI
					$(26,710)	$—	$(26,710)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
iBoxx US Dollar Liquid Investment Grade Index(T)	1 Day SOFR(Q)/ 3.680%	BNP	03/20/26	(68,040)	$79,687	$—	$79,687
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

PGIM Short Duration Multi-Sector Bond Fund